Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.3%)
Commercial Mortgage-Backed Securities (2.1%)
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 3.14%, 8.47%, 9/9/24 (a)(b)	$1,100	$1,104
J.P. Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.18%, 7.51%, 9/15/39 (a)(b)	1,300	1,306
		2,410
Corporate Bonds (93.0%)
Finance (34.8%)
AIB Group PLC,
5.87%, 3/28/35 (a)	475	472
Air Lease Corp.,
MTN
5.20%, 7/15/31	650	635
Ally Financial, Inc.,
2.20%, 11/2/28	375	325
American National Group LLC,
6.14%, 6/13/32 (a)	550	528
Aon North America, Inc.,
5.75%, 3/1/54	300	294
Athene Global Funding,
5.62%, 5/8/26 (a)	600	601
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	171
Banco Santander SA,
4.18%, 3/24/28	600	579
6.35%, 3/14/34	400	401
6.94%, 11/7/33	400	437
Bank Hapoalim BM,
3.26%, 1/21/32	494	445
Bank of America Corp.,
5.87%, 9/15/34	3,500	3,601
Bank of Ireland Group PLC,
5.60%, 3/20/30 (a)	800	800
Bank of New York Mellon Corp.,
MTN
6.47%, 10/25/34	725	782
Bank of Nova Scotia,
8.00%, 1/27/84	200	207
Banque Federative du Credit Mutuel SA,
5.79%, 7/13/28 (a)	650	663
BBVA Bancomer SA,
8.45%, 6/29/38 (a)	200	206
BPCE SA,
6.51%, 1/18/35 (a)	250	250
CaixaBank SA,
6.84%, 9/13/34 (a)	540	571
Centene Corp.,
2.50%, 3/1/31	1,000	821
Charles Schwab Corp.,
6.14%, 8/24/34	925	964
Citigroup, Inc.,
3.79%, 3/17/33	600	535
5.83%, 2/13/35	475	470
COPT Defense Properties LP,
2.75%, 4/15/31	425	352
Credit Agricole SA,
6.25%, 1/10/35 (a)	575	579
Deutsche Bank AG,
6.82%, 11/20/29	225	234
Enact Holdings, Inc.,
6.25%, 5/28/29	900	901
Extra Space Storage LP,
3.90%, 4/1/29	750	707
5.70%, 4/1/28	325	329
First-Citizens Bank & Trust Co.,
2.97%, 9/27/25	775	767
GATX Corp.,
5.40%, 3/15/27	375	375
Global Atlantic Fin Co.,
3.13%, 6/15/31 (a)	450	373
6.75%, 3/15/54 (a)	275	272
7.95%, 10/15/54 (a)	325	327
Goldman Sachs Group, Inc.,
2.62%, 4/22/32	1,450	1,220
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)	375	322
High Street Funding Trust I,
4.11%, 2/15/28 (a)	850	803
HSBC Holdings PLC,
5.73%, 5/17/32	200	201
Intact Financial Corp.,
5.46%, 9/22/32 (a)	825	821
Intesa Sanpaolo SpA,
7.00%, 11/21/25 (a)	525	534
7.20%, 11/28/33 (a)	575	615
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	450	456
JPMorgan Chase & Co.,
6.25%, 10/23/34	2,850	3,024
KeyBank NA,
5.85%, 11/15/27	1,050	1,047
Kite Realty Group LP,
5.50%, 3/1/34	675	660
Lseg U.S. Fin Corp.,
5.30%, 3/28/34 (a)	575	574
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	375	310
New York Life Global Funding,
5.00%, 1/9/34 (a)	725	713
Nuveen LLC,
5.85%, 4/15/34 (a)	275	276
PNC Financial Services Group, Inc.,
5.49%, 5/14/30	400	402
6.88%, 10/20/34	700	763

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.,
3.88%, 3/1/31 (a)	$545	$475
Shinhan Bank Co. Ltd.,
4.00%, 4/23/29 (a)	875	820
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	311
5.55%, 4/3/34 (a)	525	514
Swiss RE Subordinated Finance PLC,
5.70%, 4/5/35 (a)	400	397
Synchrony Financial,
4.50%, 7/23/25	600	590
Synovus Financial Corp.,
5.20%, 8/11/25	475	468
Toronto-Dominion Bank,
8.13%, 10/31/82	350	364
TPG Operating Group II LP,
5.88%, 3/5/34	725	728
U.S. Bancorp,
5.68%, 1/23/35	500	502
UBS Group AG,
3.09%, 5/14/32 (a)	675	576
9.02%, 11/15/33 (a)	850	1,025
UnitedHealth Group, Inc.,
5.38%, 4/15/54	225	219
5.50%, 4/15/64	525	509
Ventas Realty LP,
5.63%, 7/1/34	600	595
		40,808
Industrials (49.5%)
AbbVie, Inc.,
4.50%, 5/14/35	475	448
5.50%, 3/15/64	375	371
Adventist Health System,
5.43%, 3/1/32	325	322
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	363	356
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	296
Alimentation Couche-Tard, Inc.,
5.27%, 2/12/34 (a)	275	271
Amgen, Inc.,
5.25%, 3/2/33	450	449
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	525	484
AP Moller - Maersk AS,
5.88%, 9/14/33 (a)	225	230
Apple, Inc.,
2.95%, 9/11/49	875	599
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	325	291
AT&T, Inc.,
3.50%, 9/15/53	900	612
3.65%, 6/1/51	250	177
4.50%, 5/15/35	725	668
BAE Systems PLC,
5.30%, 3/26/34 (a)	200	198
BAT Capital Corp.,
2.26%, 3/25/28	575	515
3.73%, 9/25/40	250	185
6.00%, 2/20/34	350	354
Boeing Co.,
6.26%, 5/1/27 (a)	100	101
6.30%, 5/1/29 (a)	200	203
6.86%, 5/1/54 (a)	410	421
BP Capital Markets America, Inc.,
5.23%, 11/17/34	475	472
BP Capital Markets PLC,
4.88%, 3/22/30 (c)	550	520
Bristol-Myers Squibb Co.,
5.65%, 2/22/64	400	391
Broadcom, Inc.,
3.19%, 11/15/36 (a)	425	337
Brunswick Corp.,
5.85%, 3/18/29	300	300
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	225	226
Campbell Soup Co.,
5.40%, 3/21/34	426	423
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620	519
Celanese US Holdings LLC,
6.35%, 11/15/28	575	591
6.70%, 11/15/33	366	385
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.70%, 4/1/51	375	228
3.90%, 6/1/52	200	126
6.38%, 10/23/35	175	171
6.48%, 10/23/45	300	274
Cisco Systems, Inc.,
5.90%, 2/15/39	225	239
Coca-Cola Consolidated, Inc.,
5.25%, 6/1/29	750	754
Columbia Pipelines Holding Co. LLC,
6.04%, 8/15/28 (a)	250	256
Comcast Corp.,
2.89%, 11/1/51	325	203
3.75%, 4/1/40	1,150	936
CommonSpirit Health,
6.07%, 11/1/27	575	589
Concentrix Corp.,
6.65%, 8/2/26	575	581

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Continental Resources, Inc.,
2.88%, 4/1/32 (a)	$1,100	$889
CSL Finance PLC,
5.11%, 4/3/34 (a)	400	395
CVS Health Corp.,
1.88%, 2/28/31	550	442
6.05%, 6/1/54	475	466
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	875	853
Diamondback Energy, Inc.,
5.40%, 4/18/34	500	495
6.25%, 3/15/33	450	471
Eli Lilly & Co.,
5.10%, 2/9/64	225	215
Enbridge, Inc.,
5.63%, 4/5/34	550	549
Energy Transfer LP,
5.55%, 5/15/34	1,050	1,040
Enterprise Products Operating LLC,
3.20%, 2/15/52	275	183
5.35%, 1/31/33	675	681
EQT Corp.,
5.70%, 4/1/28	575	581
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	325	299
Fiserv, Inc.,
5.35%, 3/15/31	550	550
Ford Motor Credit Co. LLC,
7.35%, 3/6/30	1,225	1,297
Genpact Luxembourg SARL/Genpact USA, Inc.,
6.00%, 6/4/29	525	531
Gilead Sciences, Inc.,
4.75%, 3/1/46	400	357
5.65%, 12/1/41	175	176
Glencore Funding LLC,
6.50%, 10/6/33 (a)	400	417
HCA, Inc.,
3.50%, 7/15/51	350	234
6.10%, 4/1/64	250	245
Home Depot, Inc.,
4.95%, 6/25/34	875	866
Hyundai Capital America,
3.00%, 2/10/27 (a)	1,350	1,274
Imperial Brands Finance PLC,
6.13%, 7/27/27 (a)	825	840
Intel Corp.,
3.25%, 11/15/49	300	201
5.60%, 2/21/54	250	242
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27	550	512
JDE Peet's NV,
1.38%, 1/15/27 (a)	875	792
Kyndryl Holdings, Inc.,
6.35%, 2/20/34	425	432
Las Vegas Sands Corp.,
5.90%, 6/1/27	250	252
6.00%, 8/15/29	160	161
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	325	292
MasTec, Inc.,
5.90%, 6/15/29	425	427
Meta Platforms, Inc.,
5.75%, 5/15/63	375	386
MSCI, Inc.,
3.63%, 9/1/30 (a)	825	741
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	596	565
Newmont Corp.,
2.80%, 10/1/29	675	606
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34 (a)	300	300
Nexa Resources SA,
6.75%, 4/9/34 (a)	200	203
Nissan Motor Acceptance Co. LLC,
1.85%, 9/16/26 (a)	650	595
6.95%, 9/15/26 (a)(d)	650	666
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	400	392
Occidental Petroleum Corp.,
6.13%, 1/1/31	900	922
ONEOK, Inc.,
6.05%, 9/1/33	875	901
Oracle Corp.,
3.60%, 4/1/50	1,175	823
Perrigo Finance Unlimited Co.,
5.15%, 6/15/30	525	483
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	850	803
Philip Morris International, Inc.,
5.13%, 11/17/27	250	250
5.25%, 2/13/34	475	466
Qorvo, Inc.,
3.38%, 4/1/31 (a)	700	601
Raizen Fuels Finance SA,
6.45%, 3/5/34 (a)	206	209
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (a)	300	269
Roche Holdings, Inc.,
4.99%, 3/8/34 (a)	575	570
Rogers Communications, Inc.,
5.30%, 2/15/34	850	834
RTX Corp.,
6.40%, 3/15/54	475	518

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
S&P Global, Inc.,
5.25%, 9/15/33 (a)	$625	$631
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	575	552
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	500	464
Smithfield Foods, Inc.,
3.00%, 10/15/30 (a)	850	722
Smurfit Kappa Treasury ULC,
5.44%, 4/3/34 (a)	200	198
Sodexo, Inc.,
2.72%, 4/16/31 (a)	675	577
Syngenta Finance NV,
4.89%, 4/24/25 (a)	300	297
Tapestry, Inc.,
7.00%, 11/27/26	175	180
7.05%, 11/27/25	125	127
T-Mobile USA, Inc.,
2.25%, 11/15/31	400	327
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)	200	172
3.60%, 1/19/28 (a)	500	475
3.98%, 4/11/29 (a)	300	285
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	550	554
TotalEnergies Capital SA,
5.64%, 4/5/64	250	248
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	195
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	468	470
Series 2023-1
5.80%, 7/15/37	600	611
Var Energi ASA,
7.50%, 1/15/28 (a)	600	632
Verisk Analytics, Inc.,
5.25%, 6/5/34	575	567
Verizon Communications, Inc.,
1.75%, 1/20/31	1,025	830
2.55%, 3/21/31	675	574
VICI Properties LP,
5.75%, 4/1/34	575	570
Videotron Ltd.,
3.63%, 6/15/29 (a)	650	594
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	450	351
Westinghouse Air Brake Technologies Corp.,
5.61%, 3/11/34	250	252
Zimmer Biomet Holdings, Inc.,
5.35%, 12/1/28	675	679
		57,966
Utilities (8.7%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	475	455
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (e)	300	299
Atmos Energy Corp.,
6.20%, 11/15/53	250	270
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	300	183
Calpine Corp.,
5.13%, 3/15/28 (a)	300	289
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	236
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	425	435
Constellation Energy Generation LLC,
5.75%, 3/15/54	300	291
Dominion Energy, Inc.,
5.38%, 11/15/32	400	397
DTE Energy Co.,
5.85%, 6/1/34	650	660
Duke Energy Florida LLC,
6.20%, 11/15/53	525	557
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	200
Engie SA,
5.25%, 4/10/29 (a)	200	200
5.63%, 4/10/34 (a)	400	398
Entergy Texas, Inc.,
3.55%, 9/30/49	200	143
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	250	168
FirstEnergy Pennsylvania Electric Co.,
5.15%, 3/30/26 (a)	300	298
5.20%, 4/1/28 (a)	325	325
Georgia Power Co.,
Series A
3.25%, 3/15/51	325	221
Interstate Power & Light Co.,
2.30%, 6/1/30	300	256
Liberty Utilities Co.,
5.58%, 1/31/29 (a)	800	804
MidAmerican Energy Co.,
3.15%, 4/15/50	250	167
Narragansett Electric Co.,
5.35%, 5/1/34 (a)	650	644
New England Power Co.,
5.94%, 11/25/52 (a)	200	202
NextEra Energy Capital Holdings, Inc.,
5.25%, 3/15/34	625	614
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	267
4.95%, 7/1/50	350	289

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
PacifiCorp,
4.15%, 2/15/50	$225	$172
Southern California Edison Co.,
5.88%, 12/1/53	275	275
Southwestern Public Service Co.,
6.00%, 6/1/54	525	524
		10,239
		109,013
Sovereign (0.2%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	288
Total Fixed Income Securities (Cost $112,672)		111,711

	Shares
Investment Companies (1.4%)
Calvert Ultra-Short Investment Grade ETF (d)(f)	11,500	580
Eaton Vance Ultra-Short Income ETF (d)(g)	20,930	1,055
Total Investment Companies (Cost $1,639)		1,635

Short-Term Investments (2.6%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (h) (Cost $295)	294,843	295

Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (h) (Cost $884)	883,725	884

	Face Amount (000)
U.S. Treasury Security (1.6%)
U.S. Treasury Bill, 5.31%, 8/1/24 (i)(j) (Cost $1,857)	$1,865	1,857
Total Short-Term Investments (Cost $3,036)		3,036
Total Investments (99.3%) (Cost $117,347) including $1,238 of Securities Loaned (k)(l)		116,382
Other Assets in Excess of Liabilities (0.7%)		874
Net Assets (100.0%)		$117,256

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2024.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2024, were approximately $1,238,000 and $1,267,000 respectively. The Fund received cash collateral of approximately $884,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $383,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(f)	The Fund invests in Calvert Ultra-Short Investment Grade ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Calvert Ultra-Short Investment Grade ETF. For the nine months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Calvert Ultra-Short Investment Grade ETF.
(g)	The Fund invests in Eaton Vance Ultra-Short Income ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For the nine months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Eaton Vance Ultra-Short Income ETF.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.
(i)	Rate shown is the yield to maturity at June 30, 2024.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Securities are available for collateral in connection with open futures contracts.
(l)	At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,562,000 and the aggregate gross unrealized depreciation is approximately $2,444,000, resulting in net unrealized depreciation of approximately $882,000.

DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	61	Sep-24	$12,200	$12,457	$25
U.S. Treasury 5 yr. Note (United States)	2	Sep-24	200	213	(—@ )
U.S. Treasury Long Bond (United States)	106	Sep-24	10,600	12,541	250
U.S. Treasury Ultra Long Bond (United States)	30	Sep-24	3,000	3,760	103
Short:
U.S. Treasury 10 yr. Note (United States)	25	Sep-24	(2,500)	(2,749)	(26)
U.S. Treasury 10 yr. Ultra Note (United States)	159	Sep-24	(15,900)	(18,051)	(269)
					$83

@          Value is less than $500.

USD — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	50.2%
Finance	35.3
Utilities	8.9
Other**	5.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open futures contracts with a value of approximately $49,771,000 and net unrealized appreciation of approximately $83,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (93.9%)
Automobiles (0.2%)
Rivian Automotive, Inc., Class A (a)	147,011	$1,973

Biotechnology (2.7%)
Alnylam Pharmaceuticals, Inc. (a)	9,083	2,207
Argenx SE ADR (Belgium) (a)	6,051	2,602
Intellia Therapeutics, Inc. (a)	109,666	2,455
ProKidney Corp. (a)(b)	733,305	1,804
Roivant Sciences Ltd. (a)	1,387,258	14,663
		23,731
Broadline Retail (7.0%)
Coupang, Inc. (Korea, Republic of) (a)	603,687	12,647
Global-e Online Ltd. (Israel) (a)	1,339,054	48,568
		61,215
Consumer Staples Distribution & Retail (2.4%)
Maplebear, Inc. (a)	655,903	21,081

Entertainment (5.1%)
ROBLOX Corp., Class A (a)	1,201,597	44,711

Financial Services (9.1%)
Adyen NV (Netherlands) (a)	26,199	31,116
Affirm Holdings, Inc. (a)	1,581,675	47,782
		78,898
Ground Transportation (1.9%)
Grab Holdings Ltd., Class A (Singapore) (a)	4,680,009	16,614

Health Care Equipment & Supplies (0.8%)
Dexcom, Inc. (a)	27,117	3,074
Penumbra, Inc. (a)	22,036	3,966
		7,040
Health Care Providers & Services (3.4%)
Agilon Health, Inc. (a)	4,480,222	29,300

Health Care Technology (1.8%)
Doximity, Inc., Class A (a)	552,522	15,454

Hotels, Restaurants & Leisure (7.2%)
DoorDash, Inc., Class A (a)	575,819	62,638

Information Technology Services (11.3%)
Cloudflare, Inc., Class A (a)	901,184	74,645
Fastly, Inc., Class A (a)	1,141,262	8,411
MongoDB, Inc. (a)	25,041	6,259
Snowflake, Inc., Class A (a)	68,064	9,195
		98,510
Leisure Products (1.0%)
Peloton Interactive, Inc., Class A (a)	2,450,837	8,284

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A (a)	407,968	7,935

Machinery (0.4%)
Symbotic, Inc. (a)(b)	93,136	3,275

Media (7.7%)
Trade Desk, Inc., Class A (a)	690,999	67,490

Pharmaceuticals (4.7%)
Royalty Pharma PLC, Class A	1,538,901	40,581

Software (17.9%)
Aurora Innovation, Inc. (a)	4,755,057	13,172
Bill Holdings, Inc. (a)	387,751	20,404
Gitlab, Inc., Class A (a)	199,402	9,914
MicroStrategy, Inc., Class A (a)	20,500	28,238
Procore Technologies, Inc. (a)	455,090	30,177
QXO, Inc. (a)(c)	923,338	8,439
Samsara, Inc., Class A (a)	1,358,752	45,790
		156,134
Specialty Retail (5.9%)
Carvana Co. (a)	278,464	35,844
Chewy, Inc., Class A (a)	573,094	15,611
		51,455
Textiles, Apparel & Luxury Goods (2.5%)
On Holding AG, Class A (Switzerland) (a)	558,268	21,661
Total Common Stocks (Cost $862,146)		817,980

Preferred Stock (2.8%)
Software (2.8%)
Databricks, Inc., Series H (a)(d)(e) (acquisition cost — $24,713; acquired 8/31/21)	336,299	24,271

Investment Company (2.5%)
iShares Bitcoin Trust (a) (Cost $24,628)	636,488	21,730

Short-Term Investments (2.1%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (f) (Cost $17,791)	17,791,347	17,791

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (f)	387,681	388

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $74; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $75)	$74	74
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $34; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $35)	34	34
		108
Total Securities held as Collateral on Loaned Securities (Cost $496)		496
Total Short-Term Investments (Cost $18,287)		18,287
Total Investments Excluding Purchased Options (101.3%) (Cost $929,774)		882,268
Total Purchased Options Outstanding (0.1%) (Cost $2,944)		913
Total Investments (101.4%) (Cost $932,718) including $487 of Securities Loaned (g)(h)(i)		883,181
Liabilities in Excess of Other Assets (–1.4%)		(11,987)
Net Assets (100.0%)		$871,194

‡	Amount is less than 0.05%.
(a)	Non-income producing security.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2024, were approximately $487,000 and $496,000 respectively. The Fund received cash collateral of approximately $496,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $8,439,000 and represents 1.0% of net assets.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $24,271,000 and represents 2.8% of net assets.
(e)	At June 30, 2024, the Fund held a fair valued security valued at approximately $24,271,000, representing 2.8% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2024, advisory fees paid were reduced by approximately $30,000 relating to the Fund's investment in the Liquidity Fund.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The approximate fair value and percentage of net assets, $31,116,000 and 3.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(i)	At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $177,467,000 and the aggregate gross unrealized depreciation is approximately $227,004,000, resulting in net unrealized depreciation of approximately $49,537,000.
ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.68	Jan–25	249,313,471	$249,313	$407	$943	$(536)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	236,408,580	236,409	497	1,003	(506)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	240,890,554	240,891	9	998	(989)
							$913	$2,944	$(2,031)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	27.0%
Software	20.4
Information Technology Services	11.2
Financial Services	8.9
Media	7.6
Hotels, Restaurants & Leisure	7.1
Broadline Retail	6.9
Specialty Retail	5.8
Entertainment	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (65.1%)
Aerospace & Defense (0.7%)
Huntington Ingalls Industries, Inc.	1,824	$450
Textron, Inc.	5,256	451
		901
Air Freight & Logistics (0.3%)
FedEx Corp.	1,366	410

Automobiles (0.5%)
Ford Motor Co.	19,308	242
General Motors Co.	5,194	241
Harley-Davidson, Inc.	6,662	224
		707
Banks (4.8%)
Bank OZK	19,843	813
BOK Financial Corp.	10,051	921
Columbia Banking System, Inc.	47,145	938
First Citizens BancShares, Inc., Class A	538	906
FNB Corp.	67,776	927
Webster Financial Corp.	20,594	898
Western Alliance Bancorp	14,703	924
		6,327
Beverages (0.4%)
Molson Coors Beverage Co., Class B	9,307	473

Biotechnology (2.0%)
Biogen, Inc. (a)	2,737	634
Gilead Sciences, Inc.	9,291	637
Incyte Corp. (a)	10,996	667
United Therapeutics Corp. (a)	2,291	730
		2,668
Broadline Retail (0.2%)
Kohl's Corp.	4,776	110
Nordstrom, Inc.	5,882	125
		235
Building Products (1.0%)
Builders FirstSource, Inc. (a)	2,748	380
Johnson Controls International PLC	6,572	437
Owens Corning	2,624	456
		1,273
Capital Markets (3.2%)
Affiliated Managers Group, Inc.	3,908	611
Bank of New York Mellon Corp.	10,502	629
Franklin Resources, Inc.	25,882	578
Invesco Ltd.	38,602	578
Janus Henderson Group PLC	18,006	607
State Street Corp.	7,987	591
Virtu Financial, Inc., Class A	26,732	600
		4,194
Chemicals (1.6%)
Celanese Corp.	2,496	337
CF Industries Holdings, Inc.	5,014	372
FMC Corp.	6,089	350
LyondellBasell Industries NV, Class A	3,894	373
Mosaic Co.	12,749	368
Olin Corp.	6,897	325
		2,125
Commercial Services & Supplies (0.3%)
Driven Brands Holdings, Inc. (a)	14,207	181
Vestis Corp.	12,520	153
		334
Construction & Engineering (0.3%)
MDU Resources Group, Inc.	18,175	456

Consumer Finance (2.4%)
Ally Financial, Inc.	15,492	614
Capital One Financial Corp.	4,388	607
OneMain Holdings, Inc.	12,517	607
SLM Corp.	29,479	613
Synchrony Financial	14,041	663
		3,104
Consumer Staples Distribution & Retail (1.0%)
Albertsons Cos., Inc., Class A	25,491	504
Kroger Co.	9,656	482
Walgreens Boots Alliance, Inc.	29,017	351
		1,337
Containers & Packaging (1.1%)
Berry Global Group, Inc.	6,493	382
Graphic Packaging Holding Co.	14,365	377
International Paper Co.	9,510	410
Sonoco Products Co.	6,464	328
		1,497
Distributors (0.1%)
LKQ Corp.	2,756	115

Diversified Consumer Services (0.1%)
ADT, Inc.	21,369	162

Diversified REITs (0.2%)
WP Carey, Inc. REIT	5,672	312

Diversified Telecommunication Services (1.3%)
AT&T, Inc.	90,750	1,734

Electric Utilities (1.6%)
Hawaiian Electric Industries, Inc.	49,973	451
OGE Energy Corp.	15,550	555
PG&E Corp.	30,734	536
Pinnacle West Capital Corp.	7,344	561
		2,103
Electrical Equipment (0.3%)
Sensata Technologies Holding PLC	10,926	409

Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc. (a)	2,645	320
Avnet, Inc.	6,492	334
Jabil, Inc.	2,851	310
TD Synnex Corp.	2,736	316
		1,280
Energy Equipment & Services (0.8%)
NOV, Inc.	54,155	1,029

Financial Services (1.4%)
Global Payments, Inc.	5,743	555

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
MGIC Investment Corp.	29,556	$637
Voya Financial, Inc.	8,356	595
		1,787
Food Products (2.2%)
Archer-Daniels-Midland Co.	8,510	514
Bunge Global SA	5,079	542
Conagra Brands, Inc.	16,896	480
Darling Ingredients, Inc. (a)	11,962	440
Kraft Heinz Co.	14,415	465
Seaboard Corp.	154	487
		2,928
Gas Utilities (0.8%)
National Fuel Gas Co.	10,064	545
UGI Corp.	23,221	532
		1,077
Ground Transportation (0.5%)
Ryder System, Inc.	2,788	345
U-Haul Holding Co.	5,275	317
		662
Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	13,315	445
Envista Holdings Corp. (a)	25,256	420
Integra LifeSciences Holdings Corp. (a)	17,241	503
QuidelOrtho Corp. (a)	11,077	368
Solventum Corp. (a)	7,514	397
		2,133
Health Care Providers & Services (2.4%)
Centene Corp. (a)	6,014	399
Cigna Group	1,396	462
CVS Health Corp.	8,088	478
Henry Schein, Inc. (a)	6,293	403
Premier, Inc., Class A	23,857	445
Tenet Healthcare Corp. (a)	3,616	481
Universal Health Services, Inc., Class B	2,596	480
		3,148
Hotel & Resort REITs (0.5%)
Host Hotels & Resorts, Inc. REIT	18,468	332
Park Hotels & Resorts, Inc. REIT	20,913	313
		645
Hotels, Restaurants & Leisure (0.9%)
Aramark	4,771	162
Boyd Gaming Corp.	2,876	159
Caesars Entertainment, Inc. (a)	4,445	177
Carnival Corp. (a)	9,770	183
Marriott Vacations Worldwide Corp.	1,597	139
MGM Resorts International (a)	3,800	169
Travel & Leisure Co.	3,452	155
		1,144
Household Durables (0.3%)
Mohawk Industries, Inc. (a)	1,621	184
Whirlpool Corp.	2,137	219
		403
Household Products (0.7%)
Reynolds Consumer Products, Inc.	32,497	909

Independent Power & Renewable Electricity Producers (0.8%)
AES Corp.	26,991	474
Clearway Energy, Inc., Class C	21,672	535
		1,009
Industrial Conglomerates (0.3%)
3M Co.	4,429	453

Information Technology Services (1.1%)
Akamai Technologies, Inc. (a)	1,902	171
Amdocs Ltd.	2,212	175
Cognizant Technology Solutions Corp., Class A	2,602	177
DXC Technology Co. (a)	11,237	215
EPAM Systems, Inc. (a)	953	179
GoDaddy, Inc., Class A (a)	1,319	184
International Business Machines Corp.	1,064	184
Twilio, Inc., Class A (a)	2,946	167
		1,452
Insurance (2.7%)
Assured Guaranty Ltd.	5,936	458
Axis Capital Holdings Ltd.	6,383	451
CNA Financial Corp.	10,074	464
Everest Group Ltd.	1,156	440
Globe Life, Inc.	5,301	436
Loews Corp.	5,870	439
RenaissanceRe Holdings Ltd.	1,980	443
Unum Group	8,572	438
		3,569
Leisure Products (0.1%)
Polaris, Inc.	2,317	181

Machinery (3.3%)
Agco Corp.	4,237	415
Allison Transmission Holdings, Inc.	6,185	469
CNH Industrial NV	40,795	413
Deere & Co.	1,183	442
Gates Industrial Corp. PLC (a)	26,346	417
Middleby Corp. (a)	3,489	428
Oshkosh Corp.	3,956	428
PACCAR, Inc.	4,404	453
Snap-on, Inc.	1,675	438
Timken Co.	5,082	407
		4,310
Media (1.8%)
Cable One, Inc.	686	243
Charter Communications, Inc., Class A (a)	953	285
Comcast Corp., Class A	6,674	261
Fox Corp., Class A	7,976	274
Fox Corp., Class B	8,604	276
Interpublic Group of Cos., Inc.	8,245	240
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	10,821	240
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	10,828	240
Nexstar Media Group, Inc., Class A	1,556	258
		2,317

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Metals & Mining (0.3%)
Cleveland-Cliffs, Inc. (a)	22,123	$340

Mortgage Real Estate Investment (0.4%)
Rithm Capital Corp. REIT	54,291	592

Office REITs (0.5%)
Highwoods Properties, Inc. REIT	12,889	339
Kilroy Realty Corp. REIT	9,893	308
		647
Oil, Gas & Consumable Fuels (4.6%)
APA Corp.	33,381	983
HF Sinclair Corp.	18,188	970
Marathon Oil Corp.	39,324	1,127
Marathon Petroleum Corp.	5,862	1,017
Ovintiv, Inc.	20,817	976
Valero Energy Corp.	6,358	997
		6,070
Passenger Airlines (0.7%)
Alaska Air Group, Inc. (a)	7,955	321
Delta Air Lines, Inc.	6,589	313
United Airlines Holdings, Inc. (a)	6,366	310
		944
Personal Care Products (0.7%)
Olaplex Holdings, Inc. (a)	587,878	905

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	14,336	596
Jazz Pharmaceuticals PLC (a)	5,802	619
Organon & Co.	29,069	602
Perrigo Co. PLC	20,952	538
Pfizer, Inc.	21,947	614
Royalty Pharma PLC, Class A	22,906	604
Viatris, Inc.	56,468	600
		4,173
Professional Services (0.6%)
Clarivate PLC (a)	26,491	151
Concentrix Corp.	2,364	150
Dun & Bradstreet Holdings, Inc.	14,787	137
Genpact Ltd.	4,585	147
ManpowerGroup, Inc.	2,062	144
		729
Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc. (a)	1,385	284

Retail REITs (0.5%)
Kimco Realty Corp. REIT	17,785	346
NNN REIT, Inc.	8,049	343
		689
Semiconductors & Semiconductor Equipment (2.7%)
Cirrus Logic, Inc. (a)	5,102	651
First Solar, Inc. (a)	2,925	659
GLOBALFOUNDRIES, Inc. (a)	10,639	538
Intel Corp.	17,724	549
ON Semiconductor Corp. (a)	7,754	532
Skyworks Solutions, Inc.	6,081	648
		3,577
Software (0.8%)
Dropbox, Inc., Class A (a)	7,637	172
Gen Digital, Inc.	7,275	182
NCR Voyix Corp. (a)	13,266	164
RingCentral, Inc., Class A (a)	4,854	137
Teradata Corp. (a)	5,391	186
Zoom Video Communications, Inc., Class A (a)	2,831	167
		1,008
Specialized REITs (0.8%)
EPR Properties REIT	8,179	343
Gaming and Leisure Properties, Inc. REIT	7,352	333
VICI Properties, Inc. REIT	11,253	322
		998
Specialty Retail (0.4%)
AutoNation, Inc. (a)	728	116
Best Buy Co., Inc.	1,683	142
Lithia Motors, Inc., Class A	465	117
Penske Automotive Group, Inc.	798	119
Victoria's Secret & Co. (a)	5,761	102
		596
Tech Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	19,473	412
HP, Inc.	10,971	384
		796
Textiles, Apparel & Luxury Goods (0.6%)
PVH Corp.	1,709	181
Under Armour, Inc., Class A (a)	28,811	192
Under Armour, Inc., Class C (a)	29,464	192
VF Corp.	15,598	211
		776
Trading Companies & Distributors (0.9%)
Air Lease Corp.	9,490	451
MSC Industrial Direct Co., Inc., Class A	5,070	402
WESCO International, Inc.	2,484	394
		1,247
Total Common Stocks (Cost $83,503)		85,683

Short-Term Investment (34.6%)
Investment Company (34.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (b) (Cost $45,437)	45,436,991	45,437
Total Investments (99.7%) (Cost $128,940) (c)(d)(e)		131,120
Other Assets in Excess of Liabilities (0.3%)		414
Net Assets (100.0%)		$131,534

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2024, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Fund.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.
(d)	Securities are available for collateral in connection with purchase of swap agreements.
(e)	At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,219,000 and the aggregate gross unrealized depreciation is approximately $7,027,000, resulting in net unrealized appreciation of approximately $192,000.
REIT	Real Estate Investment Trust.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	JPM Russell 1000 Value Index††	Receive	SOFR + 0.15%	Quarterly	5/22/25	$47,952	$(1,988)	$—	$(1,988)

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with JPM Russell 1000 Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Value Index
Affiliated Managers Group	496	$77	0.06%
Ally Financial, Inc.	1,981	79	0.06
APA Corp.	4,229	124	0.09
AT&T, Inc.	11,408	218	0.17
Bank of New York Mellon Corp.	1,329	80	0.06
Bank OZK	2,516	103	0.08
Biogen, Inc.	342	79	0.06
BOK Financial Corporation	1,279	117	0.09
Bristol-Myers Squibb Co.	1,820	76	0.06
Capital One Financial Corp.	557	77	0.06
Cirrus Logic, Inc.	638	81	0.06
Columbia Banking System, Inc.	6,000	119	0.09
First Citizens BancShares, Inc. - Class A	68	115	0.09
First Solar, Inc.	369	83	0.06
FNB Corp.	8,593	118	0.09
Franklin Resources, Inc.	3,272	73	0.06
Gilead Sciences, Inc.	1,166	80	0.06
Global Payments, Inc.	729	70	0.05
HF Sinclair Corp.	2,287	122	0.09
Incyte Corp.	1,385	84	0.06
Intel Corp.	2,250	70	0.05
Invesco Ltd.	4,877	73	0.06
Janus Henderson Group PLC	2,270	76	0.06
Jazz Pharmaceuticals PLC	730	78	0.06
Marathon Oil Corp.	4,947	142	0.11
Marathon Petroleum Corp.	742	129	0.10
Mgic Investment Corp.	3,786	82	0.06
National Fuel Gas Co.	1,264	68	0.05
National Oilwell Varco, Inc.	6,876	131	0.10
OGE Energy Corp.	1,959	70	0.05
Olaplex Holdings, Inc.	74,743	115	0.09
Onemain Holdings, Inc.	1,581	77	0.06
Organon & Co.	3,644	75	0.06
Ovintiv, Inc.	2,627	123	0.09
Pfizer, Inc.	2,770	77	0.06

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Russell 1000 Value Index (cont'd)
Pinnacle West Capital	928	$71	0.05%
Reynolds Consumer Products, Inc.	4,061	114	0.09
Rithm Capital Corp.	6,899	75	0.06
Royalty Pharma PLC - Class A	2,881	76	0.06
Skyworks Solutions, Inc.	767	82	0.06
SLM Corp.	3,781	79	0.06
State Street Corp.	1,016	75	0.06
Synchrony Financial	1,775	84	0.06
United Therapeutics Corp.	289	92	0.07
Valero Energy Corp.	799	125	0.10
Viatris, Inc.	7,136	76	0.06
Virtu Financial, Inc. - Class A	3,383	76	0.06
Voya Financial, Inc.	1,058	75	0.06
Webster Financial Corp.	2,614	114	0.09
Western Alliance Bancorp.	1,871	118	0.09

SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	65.3%
Investment Companies	34.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open swap agreement with net unrealized depreciation of approximately $1,988,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (44.5%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.50%, 4/1/52		$2,437	$1,938
4.50%, 1/1/49		58	55
Gold Pools:
3.50%, 1/1/44 - 6/1/45		434	393
4.50%, 1/1/49		15	14
6.50%, 5/1/32		19	20
7.50%, 5/1/35		1	1
Federal National Mortgage Association, Conventional Pools:
2.00%, 3/1/52		1,767	1,385
2.50%, 9/1/52		2,782	2,277
3.00%, 7/1/49 - 6/1/52		4,838	4,153
3.50%, 3/1/47 - 1/1/51		929	832
4.00%, 4/1/45 - 9/1/45		476	445
4.50%, 3/1/41 - 11/1/44		72	70
5.00%, 1/1/41 - 3/1/41		181	181
6.00%, 1/1/38		1	2
6.50%, 12/1/29		3	3
7.50%, 8/1/37		2	2
July TBA:
2.00%, 7/1/54 (a)		1,350	1,056
3.00%, 7/1/54 (a)		300	255
3.50%, 7/1/54 (a)		960	850
4.00%, 7/1/54 (a)		1,000	915
4.50%, 7/1/54 (a)		1,120	1,056
5.00%, 7/1/54 (a)		2,860	2,765
5.50%, 7/1/54 (a)		1,500	1,480
6.00%, 7/1/54 (a)		2,030	2,036
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 - 11/20/42		113	107
4.50%, 6/20/49		24	23
5.00%, 2/20/49 - 6/20/49		58	56
5.50%, 8/15/39		14	14
			22,384
Asset-Backed Securities (0.5%)
United States (0.5%)
ACM Auto Trust, Class A
7.97%, 6/20/30 (b)		369	371
HGI CRE CLO Ltd.,
1 Month Term SOFR + 1.11%,
6.44%, 9/17/36 (b)(c)		269	268
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%,
6.22%, 12/25/32 (c)		460	421
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)		700	677
SASCO Mortgage Loan Trust,
1 Month Term SOFR + 2.29%,
5.13%, 5/25/34 (c)		31	30
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
4.43%, 7/25/39 (c)	EUR	254	254
VINE Trust, Class A
4.75%, 12/17/40 (b)		$995	951
			2,972
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
Ashford Hospitality Trust,
1 Month Term SOFR + 2.02%,
7.48%, 6/15/35 (b)(c)		250	247
BPR Trust,
1 Month Term SOFR + 1.90%,
7.23%, 4/15/37 (b)(c)		500	501
1 Month Term SOFR + 3.00%,
8.33%, 5/15/39 (b)(c)		400	402
Commercial Mortgage Trust,
4.88%, 7/15/47 (b)(c)		152	138
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 3.14%,
8.47%, 9/9/24 (b)(c)		700	703
GS Mortgage Securities Corp. Trust,
1 Month Term SOFR + 1.79%,
7.09%, 6/15/29 (b)(c)		700	701
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%,
6.94%, 6/15/39 (b)(c)		600	600
Life Mortgage Trust,
1 Month Term SOFR + 1.30%,
6.62%, 5/15/39 (b)(c)		500	493
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%,
7.51%, 5/15/37 (b)(c)		500	504
			4,289
Corporate Bonds (8.7%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	493
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	426
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		$575	495
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	350	368
Westpac Banking Corp.,
2.67%, 11/15/35		$650	537
			2,319
Brazil (0.1%)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27		350	326

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Canada (0.5%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		$275	$274
Province of Ontario Canada,
4.10%, 3/4/33	CAD	1,300	949
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,390	1,224
Rogers Communications, Inc.,
3.80%, 3/15/32		$475	424
			2,871
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	331

France (1.0%)
AXA SA,
3.25%, 5/28/49	EUR	400	409
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	416
1.25%, 12/5/25	GBP	400	478
3.75%, 2/1/33	EUR	600	642
BNP Paribas SA,
1.13%, 6/11/26		485	495
1.25%, 7/13/31	GBP	200	194
4.38%, 1/13/29	EUR	400	436
BPCE SA,
4.00%, 11/29/32		400	436
5.15%, 7/21/24 (b)		$925	924
5.75%, 6/1/33	EUR	500	562
Credit Agricole SA,
3.88%, 4/20/31		700	759
Orange SA,
5.00%, 10/1/26 (e)		250	271
			6,022
Germany (0.7%)
Allianz SE,
2.12%, 7/8/50		100	95
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		2,290	2,128
RWE AG,
3.63%, 1/10/32		590	628
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		1,100	1,126
			3,977
Ireland (0.0%)‡
AIB Group PLC,
5.87%, 3/28/35 (b)		$300	298

Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	443

Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (b)		$800	705

Korea, Republic of (0.1%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		730	680

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	394
Logicor Financing SARL,
1.50%, 7/13/26		300	303
			697
Macau (0.0%)‡
Las Vegas Sands Corp.,
6.00%, 8/15/29		$169	170

Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)	EUR	120	129

Spain (0.2%)
Banco Santander SA,
3.13%, 1/19/27		400	422
5.18%, 11/19/25		$800	793
			1,215
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	400	370

United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	529

United Kingdom (0.6%)
BAT Capital Corp.,
3.56%, 8/15/27		903	858
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	363
2.63%, 11/7/25		$525	519
5.73%, 5/17/32		300	301
Lloyds Banking Group PLC,
2.25%, 10/16/24	GBP	400	501
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32		200	258
NGG Finance PLC,
5.63%, 6/18/73		350	440
			3,240
United States (4.5%)
Air Lease Corp.,
3.13%, 12/1/30		$200	175
Amazon.com, Inc.,
3.88%, 8/22/37		325	287
Aon North America, Inc.,
5.45%, 3/1/34		675	672
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	413
2.90%, 12/4/26	GBP	350	420
3.65%, 6/1/51		$625	442

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
United States (cont’d)
Bank of America Corp.,
5.87%, 9/15/34		$1,200	$1,235
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		550	543
Boeing Co.,
6.26%, 5/1/27 (b)		100	101
6.30%, 5/1/29 (b)		200	203
Bristol-Myers Squibb Co.,
5.65%, 2/22/64		200	195
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		950	965
Centene Corp.,
2.50%, 3/1/31		1,050	862
Charles Schwab Corp.,
5.85%, 5/19/34		710	724
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/1/50		500	367
6.38%, 10/23/35		200	195
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	398
Citigroup, Inc.,
3.06%, 1/25/33		$1,300	1,105
Comcast Corp.,
2.89%, 11/1/51		325	203
3.75%, 4/1/40		400	326
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	201
4.85%, 1/31/34		175	170
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		950	820
Global Payments, Inc.,
4.45%, 6/1/28		625	604
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	620	534
5.85%, 4/25/35		$525	538
Home Depot, Inc.,
4.95%, 6/25/34		375	371
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	806
JPMorgan Chase & Co.,
5.04%, 1/23/28		625	622
6.25%, 10/23/34		1,450	1,539
Las Vegas Sands Corp.,
5.90%, 6/1/27		275	277
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	228
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	512
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		1,225	1,090
Nuveen LLC,
5.55%, 1/15/30 (b)		375	377
ONEOK, Inc.,
6.05%, 9/1/33		450	464
Oracle Corp.,
2.88%, 3/25/31		1,150	993
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	236
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,009
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	297
Republic Services, Inc.,
5.00%, 4/1/34		$275	269
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	73
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	585
1.88%, 10/1/49		100	72
U.S. Bancorp,
5.84%, 6/12/34		$462	469
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	494
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	326
2.55%, 3/21/31		$625	531
Vontier Corp.,
2.40%, 4/1/28		250	222
Warnermedia Holdings, Inc.,
5.05%, 3/15/42		125	102
Wells Fargo & Co.,
MTN
5.57%, 7/25/29		425	429
Williams Cos., Inc.,
4.85%, 3/1/48		550	476
			25,567
			49,889
Mortgages - Other (1.0%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%,
4.95%, 4/22/33 (c)	EUR	76	79

Ireland (0.0%)‡
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%,
4.68%, 6/24/50 (b)(c)		240	257

Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%,
5.10%, 1/25/39 (c)		346	354

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%,
3.97%, 6/18/38 (c)		192	203

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
United Kingdom (cont’d)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%,
7.45%, 4/17/44 (c)	GBP	154	$187
			390
United States (0.8%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$21	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		614	511
ChaseFlex Trust,
6.00%, 2/25/37		20	7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		213	183
3.00%, 10/25/58		25	21
4.00%, 10/25/58		23	21
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		44	37
3.00%, 7/25/46		15	13
3.00%, 12/25/46		57	47
3.00%, 5/25/47		103	87
3.50%, 5/25/45		18	15
3.50%, 9/25/45		38	33
3.50%, 7/25/46		24	20
4.00%, 5/25/45		4	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		488	390
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	4
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		420	335
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		464	387
3.00%, 9/25/52 (b)(c)		498	415
3.25%, 7/25/52 (b)(c)		580	488
Lehman Mortgage Trust,
6.50%, 9/25/37		17	5
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		491	392
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		472	393
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		291	293
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		567	453
			4,560
			5,640
Municipal Bond (0.1%)
Michigan (0.1%)
University of Michigan, MI,
Series A
4.45%, 4/1/2122(Cost $300)		300	249

Sovereign (21.4%)
Australia (0.4%)
Australia Government Bond,
1.25%, 5/21/32	AUD	1,610	861
Treasury Corp. of Victoria,
MTN
5.25%, 9/15/38		1,990	1,296
			2,157
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	328

Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		170	166
1.70%, 6/22/50		480	354
3.45%, 6/22/43		650	694
			1,214
Brazil (1.2%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/29	BRL	40,988	6,824

Canada (1.1%)
Canadian Government Bond,
2.00%, 12/1/51	CAD	100	55
3.25%, 12/1/33		6,050	4,333
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	559
Province of British Columbia,
4.75%, 6/12/34		1,070	1,065
			6,012
China (6.0%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	498
China Development Bank,
3.34%, 7/14/25		3,430	480
China Government Bond,
2.37%, 1/20/27		16,900	2,358
2.69%, 8/15/32		12,300	1,751
2.76%, 5/15/32		116,650	16,693
2.80%, 11/15/32		13,900	1,995
3.12%, 10/25/52		4,420	685
3.13%, 11/21/29		26,150	3,808
3.27%, 11/19/30		23,460	3,469
3.52%, 4/25/46		1,430	232
3.53%, 10/18/51		1,300	215
3.81%, 9/14/50		4,070	701
3.86%, 7/22/49		6,000	1,040
Export-Import Bank of China,
2.93%, 3/2/25		3,470	482
			34,407
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	1,634,000	332

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	$214

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	403

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	380	396

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34		370	333
3.00%, 9/15/34		400	425
			758
France (1.3%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	621
French Republic Government Bond OAT,
0.00%, 11/25/29		6,280	5,730
2.00%, 5/25/48		930	738
SNCF Reseau,
1.88%, 3/30/34		400	370
			7,459
Germany (1.8%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 5/15/36		3,930	3,549
0.25%, 2/15/29		2,530	2,457
1.70%, 8/15/32		1,430	1,452
4.25%, 7/4/39		1,330	1,699
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,500	1,338
			10,495
Greece (1.0%)
Hellenic Republic Government Bond,
3.38%, 6/15/34		1,000	1,041
4.25%, 6/15/33		4,020	4,516
			5,557
Hungary (0.1%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	114
Hungary Government International Bond,
4.00%, 7/25/29	EUR	229	243
			357
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,506,000	768

Italy (0.7%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32	EUR	1,070	1,036
3.85%, 7/1/34		400	422
4.00%, 11/15/30		1,600	1,742
4.45%, 9/1/43		358	383
4.50%, 10/1/53		550	584
			4,167
Japan (1.7%)
Japan Government Ten Year Bond,
0.10%, 6/20/31	JPY	216,000	1,284
0.80%, 3/20/34		548,000	3,331
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	987
0.40%, 9/20/49		279,000	1,174
Japan Government Twenty Year Bond,
0.40%, 6/20/41		551,000	2,785
			9,561
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	597
Korea Development Bank,
0.80%, 7/19/26		590	542
			1,139
Lithuania (0.1%)
Republic of Lithuania,
3.50%, 7/3/31 (f)	EUR	290	308

Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	1,870	389
3.89%, 8/15/29		2,330	499
			888
Mexico (0.1%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	305
7.75%, 5/29/31		5,000	244
8.50%, 5/31/29		5,900	304
			853
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	970	885
2.75%, 1/15/47		90	94
			979
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	194

Norway (0.0%)‡
Norway Government Bond,
3.63%, 5/31/39	NOK	360	34

Poland (0.0%)‡
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,300	246

Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	160	165

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	430	304

Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	696

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
South Africa (2.2%)
Republic of South Africa Government Bond,
8.88%, 2/28/35	ZAR	274,562	12,778

Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	520
2.70%, 10/31/48		410	358
3.45%, 10/31/34 - 7/30/66		2,910	3,110
3.50%, 5/31/29		990	1,082
			5,070
Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	27,000	706

United Kingdom (1.1%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	820	830
0.63%, 10/22/50		2,170	1,096
0.88%, 7/31/33		1,730	1,651
1.25%, 10/22/41		500	386
1.63%, 10/22/28		550	631
3.50%, 10/22/25 - 1/22/45		1,360	1,594
			6,188
			121,957
Supranational (0.7%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	300	154
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	210
Corp. Andina de Fomento,
5.00%, 1/24/29		770	769
MTN
5.30%, 2/19/29	AUD	1,670	1,103
European Financial Stability Facility,
3.00%, 9/4/34	EUR	750	798
European Investment Bank,
0.00%, 1/14/31		1,200	1,065
			4,099
U.S. Treasury Securities (7.4%)
United States (7.4%)
U.S. Treasury Bonds,
1.13%, 5/15/40		5,850	3,602
1.75%, 8/15/41		1,770	1,170
2.50%, 2/15/45		410	293
2.75%, 8/15/47		920	670
U.S. Treasury Inflation-Indexed Notes,
1.75%, 1/15/34		6,113	5,935
U.S. Treasury Notes,
0.38%, 12/31/25		8,300	7,763
0.50%, 4/30/27		530	474
1.13%, 10/31/26		7,000	6,461
1.38%, 10/31/28—11/15/31		8,280	7,151
1.50%, 2/15/30		840	721
1.88%, 6/30/26—2/15/32		2,580	2,375
2.13%, 5/15/25		1,390	1,354
3.38%, 5/15/33		3,940	3,652
4.13%, 9/30/27		760	751
			42,372
Total Fixed Income Securities (Cost $269,638)			253,851

	Shares
Common Stocks (38.1%)
Australia (1.0%)
Ampol Ltd.	1,131	24
ANZ Group Holdings Ltd.	14,159	266
APA Group	5,981	32
Aristocrat Leisure Ltd.	2,668	88
ASX Ltd.	910	36
Aurizon Holdings Ltd.	8,485	21
BHP Group Ltd.	23,832	681
BlueScope Steel Ltd.	2,109	29
Brambles Ltd.	6,441	62
CAR Group Ltd.	1,676	39
Cochlear Ltd.	307	68
Coles Group Ltd.	6,246	71
Commonwealth Bank of Australia	7,855	665
Computershare Ltd.	2,481	43
CSL Ltd.	2,260	443
Dexus REIT	4,945	21
Endeavour Group Ltd.	7,067	24
Fortescue Ltd.	8,060	115
Goodman Group REIT	8,125	187
GPT Group REIT	8,779	23
Insurance Australia Group Ltd.	11,230	53
James Hardie Industries PLC (g)	2,004	63
Lottery Corp. Ltd.	10,414	35
Macquarie Group Ltd.	1,694	231
Medibank Pvt Ltd.	12,766	32
Mineral Resources Ltd.	834	30
Mirvac Group REIT	18,872	24
National Australia Bank Ltd.	14,561	351
Northern Star Resources Ltd.	5,461	47
Orica Ltd.	2,244	27
Origin Energy Ltd.	8,104	59
Pilbara Minerals Ltd.	13,326	27
Pro Medicus Ltd.	266	25
Qantas Airways Ltd. (g)	3,740	15
QBE Insurance Group Ltd.	7,193	83
Ramsay Health Care Ltd.	869	27
REA Group Ltd.	245	32
Reece Ltd.	1,046	18
Rio Tinto Ltd.	1,748	139
Santos Ltd.	15,379	78
Scentre Group REIT	24,137	50
SEEK Ltd.	1,690	24
Seven Group Holdings Ltd.	913	23
Sonic Healthcare Ltd.	2,176	38
South32 Ltd.	21,573	52

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

		Value
	Shares	(000)
Australia (cont’d)
Stockland REIT	11,227	$31
Suncorp Group Ltd.	5,976	69
Telstra Group Ltd.	19,056	46
Transurban Group (Units)	14,264	118
Treasury Wine Estates Ltd.	3,846	32
Vicinity Ltd. REIT	18,093	22
Washington H Soul Pattinson & Co. Ltd.	1,105	24
Wesfarmers Ltd.	5,414	234
Westpac Banking Corp.	16,241	294
WiseTech Global Ltd.	770	51
Woodside Energy Group Ltd.	9,030	170
Woolworths Group Ltd.	5,727	129
Xero Ltd. (g)	681	62
		5,803
Austria (0.1%)
Erste Group Bank AG	4,779	226
OMV AG	549	24
Verbund AG	261	21
Voestalpine AG	397	11
		282
Belgium (0.2%)
Ageas SA	752	34
Anheuser-Busch InBev SA	4,112	239
Argenx SE (g)	256	112
D'ieteren Group	101	21
Elia Group SA	139	13
Groupe Bruxelles Lambert NV	413	29
KBC Group NV	3,740	264
Lotus Bakeries NV	2	21
Sofina SA	72	16
Syensqo SA	347	31
UCB SA	595	88
Umicore SA	946	14
Warehouses De Pauw CVA REIT	822	22
		904
Canada (1.6%)
Agnico Eagle Mines Ltd.	2,423	158
Air Canada (g)	852	11
Alimentation Couche-Tard, Inc.	3,701	208
AltaGas Ltd.	1,423	32
ARC Resources Ltd.	2,858	51
Bank of Montreal	3,527	296
Bank of Nova Scotia	5,895	270
Barrick Gold Corp. (LSE)	6,644	111
Barrick Gold Corp. (NYSE)	1,893	32
BCE, Inc.	352	11
Brookfield Asset Management Ltd., Class A	1,704	65
Brookfield Corp.	6,520	271
Brookfield Renewable Corp., Class A	649	18
BRP, Inc.	174	11
CAE, Inc. (g)	1,541	29
Cameco Corp.	2,116	104
Canadian Apartment Properties REIT	395	13
Canadian Imperial Bank of Commerce	4,519	215
Canadian National Railway Co.	2,626	310
Canadian Natural Resources Ltd.	10,239	365
Canadian Pacific Kansas City Ltd.	4,480	353
Canadian Tire Corp. Ltd., Class A	251	25
Canadian Utilities Ltd., Class A	641	14
CCL Industries, Inc., Class B	720	38
Cenovus Energy, Inc.	6,705	132
CGI, Inc. (g)	1,000	100
Constellation Software, Inc.	97	279
Descartes Systems Group, Inc. (g)	415	40
Dollarama, Inc.	1,339	122
Element Fleet Management Corp.	1,880	34
Emera, Inc.	1,378	46
Empire Co. Ltd., Class A	667	17
Enbridge, Inc.	10,296	366
Fairfax Financial Holdings Ltd.	101	115
First Quantum Minerals Ltd.	3,410	45
FirstService Corp.	197	30
Fortis, Inc.	2,378	92
Franco-Nevada Corp.	925	110
George Weston Ltd.	289	41
GFL Environmental, Inc.	1,071	42
Gildan Activewear, Inc.	737	28
Great-West Lifeco, Inc.	1,358	40
Hydro One Ltd.	1,588	46
iA Financial Corp., Inc.	476	30
IGM Financial, Inc.	406	11
Imperial Oil Ltd.	894	61
Intact Financial Corp.	857	143
Ivanhoe Mines Ltd., Class A (g)	3,014	39
Keyera Corp.	1,110	31
Kinross Gold Corp.	5,975	50
Loblaw Cos. Ltd.	753	87
Lundin Mining Corp.	3,117	35
Magna International, Inc.	1,309	55
Manulife Financial Corp.	8,613	229
MEG Energy Corp. (g)	1,305	28
Metro, Inc.	1,093	60
National Bank of Canada	1,657	131
Northland Power, Inc.	1,230	21
Nutrien Ltd.	2,389	122
Onex Corp.	319	22
Open Text Corp.	1,328	40
Pan American Silver Corp.	1,785	35
Parkland Corp.	677	19
Pembina Pipeline Corp.	2,792	104
Power Corp. of Canada	2,715	75
Quebecor, Inc., Class B	737	15
RB Global, Inc.	889	68
Restaurant Brands International, Inc.	1,463	103
RioCan Real Estate Investment Trust REIT	711	9
Rogers Communications, Inc., Class B	1,729	64
Royal Bank of Canada	6,771	721

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

		Value
	Shares	(000)
Canada (cont’d)
Saputo, Inc.	1,221	$27
Shopify, Inc., Class A (g)	5,881	389
Stantec, Inc.	557	47
Sun Life Financial, Inc.	2,808	138
Suncor Energy, Inc.	6,163	235
TC Energy Corp.	5,001	189
Teck Resources Ltd., Class B	2,189	105
TELUS Corp.	2,363	36
TFI International, Inc.	389	56
Thomson Reuters Corp.	769	130
TMX Group Ltd.	1,352	38
Toromont Industries Ltd.	402	36
Toronto-Dominion Bank	8,533	469
Tourmaline Oil Corp.	1,591	72
West Fraser Timber Co. Ltd.	271	21
Wheaton Precious Metals Corp.	2,199	115
WSP Global, Inc.	603	94
		9,341
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (g)(h)	42,000	—

Denmark (0.5%)
AP Moller - Maersk AS Series B	34	59
Carlsberg AS Series B	447	54
Coloplast AS Series B	586	70
Danske Bank AS	3,148	94
Demant AS (g)	456	20
DSV AS	789	121
Genmab AS (g)	306	77
Novo Nordisk AS, Class B	15,109	2,162
Novozymes AS Series B	1,733	106
Orsted AS (g)	870	46
Pandora AS	378	57
Rockwool AS, Class B	43	17
Tryg AS	1,608	35
Vestas Wind Systems AS (g)	4,626	107
		3,025
Finland (0.2%)
Elisa OYJ	682	31
Fortum OYJ	2,166	32
Kesko OYJ, Class B	1,288	23
Kone OYJ, Class B	1,602	80
Metso OYJ	2,952	31
Neste OYJ	2,036	36
Nokia OYJ	24,552	94
Nordea Bank Abp	47,766	569
Orion OYJ, Class B	513	22
Sampo OYJ, Class A	2,151	93
Stora Enso OYJ, Class R	2,790	38
UPM-Kymmene OYJ	2,599	91
Wartsila OYJ Abp	2,385	46
		1,186
France (1.7%)
Accor SA	895	37
Aeroports de Paris	160	19
Air Liquide SA	2,686	464
Airbus SE	2,770	380
Alstom SA	1,625	27
Amundi SA	287	19
ArcelorMittal SA	2,166	50
Arkema SA	277	24
AXA SA	8,452	277
BioMerieux	192	18
BNP Paribas SA	15,464	989
Bollore SE	3,325	19
Bouygues SA	878	28
Bureau Veritas SA	1,474	41
Capgemini SE	723	144
Carrefour SA	2,643	37
Cie de Saint-Gobain SA	2,125	165
Cie Generale des Etablissements Michelin SCA	3,146	122
Covivio SA REIT	235	11
Credit Agricole SA	15,830	216
Danone SA	2,984	183
Dassault Aviation SA	92	17
Dassault Systemes SE	3,112	117
Edenred SE	1,144	48
Eiffage SA	342	31
Engie SA	8,534	122
EssilorLuxottica SA	1,385	298
Eurazeo SE	212	17
Eurofins Scientific SE	775	39
Euronext NV	376	35
Gecina SA REIT	213	20
Getlink SE	1,419	23
Hermes International	146	337
Ipsen SA	174	21
Kering SA	344	125
Klepierre SA REIT	1,003	27
La Francaise des Jeux SAEM	489	17
Legrand SA	1,223	121
L'Oreal SA	1,122	494
LVMH Moet Hennessy Louis Vuitton SE	1,280	983
Orange SA	8,735	88
Pernod Ricard SA	942	129
Publicis Groupe SA	1,057	112
Remy Cointreau SA	105	9
Renault SA	889	46
Rexel SA	1,038	27
Safran SA	1,572	331
Sanofi SA	5,242	506
Sartorius Stedim Biotech	137	23
Schneider Electric SE	2,522	605
SEB SA	115	12
Societe Generale SA	10,886	256
Sodexo SA	409	37

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

		Value
	Shares	(000)
France (cont’d)
STMicroelectronics NV	3,148	$123
Teleperformance SE	250	26
Thales SA	439	70
TotalEnergies SE	9,991	669
Unibail-Rodamco-Westfield REIT	548	43
Veolia Environnement SA	3,205	96
Vinci SA	2,326	245
Vivendi SE	3,349	35
		9,650
Germany (1.2%)
adidas AG	751	179
Allianz SE (Registered)	1,821	506
BASF SE	4,094	198
Bayer AG (Registered)	4,502	127
Bayerische Motoren Werke AG	1,438	136
Bayerische Motoren Werke AG (Preference)	267	24
Bechtle AG	380	18
Beiersdorf AG	467	68
Brenntag SE	597	40
Carl Zeiss Meditec AG	184	13
Commerzbank AG	15,664	238
Continental AG	511	29
Covestro AG (g)	829	49
CTS Eventim AG & Co. KGaA	290	24
Daimler Truck Holding AG	2,462	98
Delivery Hero SE (g)	882	21
Deutsche Bank AG (Registered)	8,679	139
Deutsche Boerse AG	881	180
Deutsche Lufthansa AG (Registered)	2,724	17
Deutsche Post AG (Registered)	4,582	186
Deutsche Telekom AG (Registered)	14,921	375
Dr Ing hc F Porsche AG (Preference)	515	38
E.ON SE	10,506	138
Evonik Industries AG	1,187	24
Fresenius Medical Care AG	934	36
Fresenius SE & Co. KGaA (g)	1,952	58
GEA Group AG	715	30
Hannover Rueck SE (Registered)	280	71
Heidelberg Materials AG	629	65
Henkel AG & Co. KGaA	480	38
Henkel AG & Co. KGaA (Preference)	779	69
Infineon Technologies AG	6,040	222
Knorr-Bremse AG	333	25
LEG Immobilien SE	344	28
Mercedes-Benz Group AG (Registered)	3,657	253
Merck KGaA	605	100
MTU Aero Engines AG	251	64
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	634	317
Nemetschek SE	271	26
Porsche Automobil Holding SE (Preference)	702	32
Puma SE	483	22
QIAGEN NV (g)	1,038	43
Rational AG	23	19
Rheinmetall AG	198	101
RWE AG	2,945	101
SAP SE	4,904	985
Sartorius AG (Preference)	124	29
Scout24 SE	352	27
Siemens AG (Registered)	3,499	651
Siemens Energy AG (g)	2,688	70
Siemens Healthineers AG	1,306	75
Symrise AG	611	75
Talanx AG	301	24
Volkswagen AG	135	16
Volkswagen AG (Preference)	940	106
Vonovia SE	3,390	97
Zalando SE (g)	1,120	26
		6,766
Hong Kong (0.3%)
AIA Group Ltd.	53,543	362
BOC Hong Kong Holdings Ltd.	17,593	55
CK Asset Holdings Ltd.	9,105	34
CK Hutchison Holdings Ltd.	12,625	60
CK Infrastructure Holdings Ltd.	2,961	17
CLP Holdings Ltd.	7,781	63
Futu Holdings Ltd. ADR (g)	259	17
Galaxy Entertainment Group Ltd.	10,561	49
Hang Seng Bank Ltd.	3,596	46
Henderson Land Development Co. Ltd.	6,781	18
HKT Trust & HKT Ltd.	18,026	20
Hong Kong & China Gas Co. Ltd.	52,101	40
Hong Kong Exchanges & Clearing Ltd.	5,694	182
Hongkong Land Holdings Ltd.	5,304	17
Jardine Matheson Holdings Ltd.	753	27
Link REIT	12,149	47
MTR Corp. Ltd.	7,359	23
Power Assets Holdings Ltd.	6,472	35
Sands China Ltd. (g)	11,575	24
Sino Land Co. Ltd.	18,543	19
SITC International Holdings Co. Ltd.	6,322	17
Sun Hung Kai Properties Ltd.	6,919	60
Swire Pacific Ltd., Class A	1,957	18
Swire Properties Ltd.	5,557	9
Techtronic Industries Co. Ltd.	6,465	74
WH Group Ltd.	38,350	25
Wharf Holdings Ltd.	5,059	14
Wharf Real Estate Investment Co. Ltd.	7,926	21
		1,393
Ireland (0.1%)
AIB Group PLC	24,481	129
Bank of Ireland Group PLC	15,867	166
Kerry Group PLC, Class A	768	62
Kingspan Group PLC	771	66
Smurfit Kappa Group PLC	1,322	59
		482

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Israel (0.1%)
Azrieli Group Ltd.	204	$12
Bank Hapoalim BM	5,950	53
Bank Leumi Le-Israel BM	7,135	58
Check Point Software Technologies Ltd. (g)	431	71
CyberArk Software Ltd. (g)	202	55
Elbit Systems Ltd.	127	22
Global-e Online Ltd. (g)	477	17
ICL Group Ltd.	3,691	16
Israel Discount Bank Ltd., Class A	5,819	29
Mizrahi Tefahot Bank Ltd.	729	25
Monday.com Ltd. (g)	175	42
Nice Ltd. (g)	286	49
Teva Pharmaceutical Industries Ltd. ADR (g)	5,351	87
Wix.com Ltd. (g)	252	40
		576
Italy (0.6%)
Amplifon SpA	578	21
Assicurazioni Generali SpA	4,741	118
Banco BPM SpA	18,331	118
Davide Campari-Milano NV	2,898	27
DiaSorin SpA	106	10
Enel SpA	38,297	266
Eni SpA	9,976	153
EXOR NV	963	100
Ferrari NV	587	239
FinecoBank Banca Fineco SpA	9,141	136
Infrastrutture Wireless Italiane SpA	1,581	16
Intesa Sanpaolo SpA	227,025	844
Leonardo SpA	1,925	45
Mediobanca Banca di Credito Finanziario SpA	8,049	118
Moncler SpA	1,024	63
Nexi SpA (g)	2,794	17
Poste Italiane SpA	2,255	29
Prysmian SpA	1,223	75
Recordati Industria Chimica e Farmaceutica SpA	491	26
Snam SpA	9,879	44
Stellantis NV	10,303	204
Telecom Italia SpA (Milano) (g)	47,092	11
Tenaris SA	2,220	34
Terna — Rete Elettrica Nazionale	6,830	53
UniCredit SpA	23,354	864
		3,631
Netherlands (0.9%)
ABN AMRO Bank NV CVA	6,883	113
Adyen NV (g)	100	119
Aegon Ltd.	6,296	39
AerCap Holdings NV	955	89
Akzo Nobel NV	792	48
ASM International NV	219	167
ASML Holding NV	1,855	1,891
ASR Nederland NV	725	35
BE Semiconductor Industries NV	362	60
Coca-Cola Europacific Partners PLC	963	70
DSM BV (g)	890	91
DSM-Firmenich AG	852	96
Heineken Holding NV	605	48
Heineken NV	1,342	130
IMCD NV	262	36
ING Groep NV	52,348	899
InPost SA (g)	935	16
JDE Peet's NV	561	11
Koninklijke Ahold Delhaize NV	4,373	129
Koninklijke KPN NV	18,304	70
Koninklijke Philips NV (g)	3,750	94
NN Group NV	1,245	58
OCI NV	489	12
Prosus NV (g)	6,540	233
Randstad NV	503	23
Universal Music Group NV	3,789	113
Wolters Kluwer NV	1,149	190
		4,880
New Zealand (0.0%)‡
Auckland International Airport Ltd.	5,253	24
Fisher & Paykel Healthcare Corp. Ltd.	2,319	43
Mercury NZ Ltd.	2,745	11
Meridian Energy Ltd.	5,003	19
Spark New Zealand Ltd.	7,213	18
		115
Norway (0.1%)
Aker BP ASA	1,469	37
DNB Bank ASA	3,912	77
Equinor ASA	4,177	120
Gjensidige Forsikring ASA	936	17
Kongsberg Gruppen ASA	414	34
Mowi ASA	2,171	36
Norsk Hydro ASA	6,110	38
Orkla ASA	3,265	26
Salmar ASA	309	16
Telenor ASA	2,926	33
Yara International ASA	756	22
		456
Portugal (0.0%)‡
EDP - Energias de Portugal SA	16,850	63
EDP Renovaveis SA	1,673	23
Galp Energia SGPS SA	2,475	52
Jeronimo Martins SGPS SA	1,507	30
		168
Singapore (0.2%)
CapitaLand Ascendas REIT	17,085	32
CapitaLand Integrated Commercial Trust REIT	24,607	36
CapitaLand Investment Ltd.	11,994	24
DBS Group Holdings Ltd.	9,128	240
Genting Singapore Ltd.	28,092	18
Grab Holdings Ltd., Class A (g)	9,684	34
Keppel Ltd.	6,669	32
Oversea-Chinese Banking Corp. Ltd.	15,389	163
Sea Ltd. ADR (g)	1,668	119

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Singapore (cont'd)
Sembcorp Industries Ltd.	4,146	$15
Singapore Airlines Ltd.	6,828	35
Singapore Exchange Ltd.	3,921	27
Singapore Technologies Engineering Ltd.	7,066	23
Singapore Telecommunications Ltd.	37,781	76
United Overseas Bank Ltd.	5,805	134
Wilmar International Ltd.	8,767	20
		1,028
South Africa (0.8%)
Absa Group Ltd.	84,684	737
Anglo American PLC	6,006	190
Capitec Bank Holdings Ltd.	8,678	1,260
Nedbank Group Ltd.	43,784	620
Standard Bank Group Ltd.	133,619	1,556
		4,363
Spain (0.6%)
Acciona SA	113	13
ACS Actividades de Construccion y Servicios SA	922	40
Aena SME SA	352	71
Amadeus IT Group SA	2,092	139
Banco Bilbao Vizcaya Argentaria SA	87,765	881
Banco de Sabadell SA	24,967	48
Banco Santander SA	237,717	1,106
CaixaBank SA	59,534	316
Cellnex Telecom SA (g)	2,273	74
Endesa SA	1,471	28
Ferrovial SE	2,378	93
Grifols SA (g)	1,371	12
Iberdrola SA	26,818	348
Industria de Diseno Textil SA	5,101	253
Redeia Corp. SA	1,893	33
Repsol SA	5,627	89
Telefonica SA	21,445	91
		3,635
Sweden (0.4%)
Alfa Laval AB	1,338	59
Assa Abloy AB, Class B	4,688	133
Atlas Copco AB, Class A	19,516	348
Beijer Ref AB	1,672	26
Boliden AB	1,281	41
Epiroc AB, Class A	4,925	95
EQT AB	1,711	50
Essity AB, Class B	2,836	72
Evolution AB	838	87
Fastighets AB Balder, Class B (g)	3,101	21
Getinge AB, Class B	1,054	18
H & M Hennes & Mauritz AB, Class B	2,718	43
Hexagon AB, Class B	9,774	111
Holmen AB, Class B	360	14
Husqvarna AB, Class B	1,635	13
Industrivarden AB, Class A	1,319	45
Indutrade AB	1,290	33
Investment AB Latour, Class B	710	19
Investor AB, Class B	8,096	222
L E Lundbergforetagen AB, Class B	355	18
Lifco AB, Class B	1,088	30
Nibe Industrier AB, Class B	7,253	31
Saab AB, Class B	1,488	36
Sagax AB, Class B	1,023	26
Sandvik AB	5,013	101
Securitas AB, Class B	2,297	23
Skandinaviska Enskilda Banken AB, Class A	7,445	110
Skanska AB, Class B	1,598	29
SKF AB, Class B	1,598	32
Svenska Cellulosa AB SCA, Class B	2,836	42
Svenska Handelsbanken AB, Class A	6,804	65
Swedbank AB, Class A	3,938	81
Swedish Orphan Biovitrum AB (g)	914	24
Tele2 AB, Class B	2,498	25
Telefonaktiebolaget LM Ericsson, Class B	12,673	79
Telia Co. AB	10,823	29
Trelleborg AB, Class B	998	39
Volvo AB, Class A	8,299	213
Volvo Car AB, Class B (g)	3,301	10
		2,493
Switzerland (1.3%)
ABB Ltd. (Registered)	7,377	409
Adecco Group AG (Registered)	777	26
Alcon, Inc.	2,313	206
Avolta AG (Registered)	423	16
Bachem Holding AG	158	14
Baloise Holding AG (Registered)	216	38
Banque Cantonale Vaudoise (Registered)	140	15
Barry Callebaut AG (Registered)	17	28
BKW AG	99	16
Chocoladefabriken Lindt & Spruengli AG	5	58
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	115
Cie Financiere Richemont SA, Class A (Registered)	2,493	390
Clariant AG (Registered) (g)	995	16
EMS-Chemie Holding AG (Registered)	33	27
Geberit AG (Registered)	154	91
Givaudan SA (Registered)	43	204
Helvetia Holding AG (Registered)	176	24
Holcim AG (g)	2,413	213
Julius Baer Group Ltd.	953	53
Kuehne & Nagel International AG (Registered)	224	64
Logitech International SA (Registered)	723	70
Lonza Group AG (Registered)	349	190
Nestle SA (Registered)	12,332	1,259
Novartis AG (Registered)	9,035	962
Partners Group Holding AG	105	134
Roche Holding AG	149	45
Roche Holding AG (Genusschein)	3,272	907
Sandoz Group AG	1,904	69
Schindler Holding AG	190	48
Schindler Holding AG (Registered)	109	27

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (cont'd)
SGS SA (Registered)	706	$63
SIG Group AG (g)	1,412	26
Sika AG (Registered)	709	202
Sonova Holding AG (Registered)	237	73
Straumann Holding AG (Registered)	517	64
Swatch Group AG	132	27
Swatch Group AG (Registered)	242	10
Swiss Life Holding AG (Registered)	138	101
Swiss Prime Site AG (Registered)	358	34
Swiss Re AG	1,413	175
Swisscom AG (Registered)	120	68
Temenos AG (Registered)	296	20
UBS Group AG (Registered) (g)	15,159	445
VAT Group AG	125	71
Zurich Insurance Group AG	680	362
		7,475
United Kingdom (2.0%)
3i Group PLC	4,610	178
Admiral Group PLC	1,230	41
Antofagasta PLC	1,840	49
Ashtead Group PLC	2,039	136
Associated British Foods PLC	1,565	49
AstraZeneca PLC	7,353	1,144
Auto Trader Group PLC	4,255	43
Aviva PLC	12,742	77
BAE Systems PLC	14,219	237
Barclays PLC	70,101	185
Barratt Developments PLC	4,604	27
Berkeley Group Holdings PLC	505	29
BP PLC	79,363	478
British American Tobacco PLC	9,354	287
BT Group PLC	30,105	53
Bunzl PLC	1,583	60
Burberry Group PLC	1,659	18
Centrica PLC	25,125	43
Coca-Cola HBC AG (g)	1,028	35
Compass Group PLC	8,016	218
Croda International PLC	624	31
DCC PLC	467	33
Diageo PLC	10,510	330
Endeavour Mining PLC	870	19
Entain PLC	2,986	24
Evraz PLC (g)(h)	2,495	—
Experian PLC	4,329	201
Flutter Entertainment PLC (g)	860	156
G4S Ltd. (g)	6,437	20
Glencore PLC	48,673	277
GSK PLC	19,407	373
Haleon PLC	32,519	132
Halma PLC	1,783	61
Hargreaves Lansdown PLC	1,683	24
Hikma Pharmaceuticals PLC	786	19
HSBC Holdings PLC	88,020	760
Imperial Brands PLC	3,830	98
Informa PLC	6,365	69
InterContinental Hotels Group PLC	766	81
Intertek Group PLC	760	46
J Sainsbury PLC	7,884	25
JD Sports Fashion PLC	11,911	18
Kingfisher PLC	8,851	28
Land Securities Group PLC REIT	3,340	26
Legal & General Group PLC	28,339	81
Lloyds Banking Group PLC	296,820	205
London Stock Exchange Group PLC	2,147	255
M&G PLC	10,624	27
Melrose Industries PLC	6,153	43
Mondi PLC	2,090	40
National Grid PLC	22,857	255
NatWest Group PLC	30,560	120
Next PLC	565	65
Paragon Offshore PLC (g)(h)	303	—
Pearson PLC	2,887	36
Persimmon PLC	1,502	26
Phoenix Group Holdings PLC	3,271	22
Prudential PLC	12,258	111
Reckitt Benckiser Group PLC	3,317	179
RELX PLC (LSE)	8,838	405
Rentokil Initial PLC	11,961	69
Rio Tinto PLC	5,355	351
Rolls-Royce Holdings PLC (g)	39,310	226
Sage Group PLC	4,763	65
Schroders PLC	3,815	17
Segro PLC REIT	5,985	68
Severn Trent PLC	1,274	38
Shell PLC	30,123	1,080
Smith & Nephew PLC	4,149	51
Smiths Group PLC	1,629	35
Spirax Group PLC	347	37
SSE PLC	5,165	117
Standard Chartered PLC	10,308	93
Taylor Wimpey PLC	16,678	30
Tesco PLC	33,079	128
Unilever PLC CVA	11,851	650
United Utilities Group PLC	3,232	40
Vodafone Group PLC	108,297	96
Whitbread PLC	866	33
Wise PLC Class A (g)	2,943	25
WPP PLC	5,000	46
		11,403
United States (24.2%)
3M Co.	1,603	164
A O Smith Corp.	351	29
Abbott Laboratories	5,061	526
AbbVie, Inc.	5,099	875
Accenture PLC, Class A	1,831	556
Adobe, Inc. (g)	1,308	727
Advanced Micro Devices, Inc. (g)	4,766	773

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
AECOM	390	$34
AES Corp.	2,020	35
Aflac, Inc.	1,574	141
Agilent Technologies, Inc.	838	109
Air Products & Chemicals, Inc.	653	169
Airbnb, Inc., Class A (g)	1,301	197
Akamai Technologies, Inc. (g)	441	40
Albemarle Corp.	343	33
Albertsons Cos., Inc., Class A	996	20
Alexandria Real Estate Equities, Inc. REIT	456	53
Align Technology, Inc. (g)	208	50
Allegion PLC	248	29
Alliant Energy Corp.	743	38
Allstate Corp.	758	121
Ally Financial, Inc.	781	31
Alnylam Pharmaceuticals, Inc. (g)	286	70
Alphabet, Inc., Class A	31,948	5,839
Altria Group, Inc.	4,952	226
Amazon.com, Inc. (g)	27,198	5,256
Amcor PLC	4,214	41
Ameren Corp.	771	55
American Electric Power Co., Inc.	1,520	133
American Express Co.	1,661	385
American Financial Group, Inc.	206	25
American Homes 4 Rent, Class A REIT	950	35
American International Group, Inc.	1,936	144
American Tower Corp. REIT	1,356	264
American Water Works Co., Inc.	560	72
Ameriprise Financial, Inc.	289	123
AMETEK, Inc.	665	111
Amgen, Inc.	1,544	482
Amphenol Corp., Class A	3,539	238
Analog Devices, Inc.	1,450	331
Annaly Capital Management, Inc. REIT	1,448	28
ANSYS, Inc. (g)	255	82
Aon PLC, Class A	580	170
APA Corp.	1,051	31
Apollo Global Management, Inc.	1,157	137
Apple, Inc.	42,529	8,957
Applied Materials, Inc.	2,450	578
AppLovin Corp., Class A (g)	528	44
Aptiv PLC (g)	786	55
Arch Capital Group Ltd. (g)	1,088	110
Archer-Daniels-Midland Co.	1,457	88
Ares Management Corp., Class A	519	69
Arista Networks, Inc. (g)	792	278
Arthur J Gallagher & Co.	634	164
Aspen Technology, Inc. (g)	84	17
Assurant, Inc.	151	25
AT&T, Inc.	20,681	395
Atlassian Corp., Class A (g)	455	80
Atmos Energy Corp.	437	51
Autodesk, Inc. (g)	629	156
Automatic Data Processing, Inc.	1,192	285
AutoZone, Inc. (g)	51	151
AvalonBay Communities, Inc. REIT	412	85
Avantor, Inc. (g)	1,943	41
Avery Dennison Corp.	232	51
Axon Enterprise, Inc. (g)	207	61
Baker Hughes Co.	2,861	101
Ball Corp.	906	54
Bank of America Corp.	20,412	812
Bank of New York Mellon Corp.	2,178	130
Bath & Body Works, Inc.	623	24
Baxter International, Inc.	1,491	50
Becton Dickinson & Co.	848	198
Bentley Systems, Inc., Class B	466	23
Berkshire Hathaway, Inc., Class B (g)	3,788	1,541
Best Buy Co., Inc.	566	48
Biogen, Inc. (g)	422	98
BioMarin Pharmaceutical, Inc. (g)	549	45
Bio-Rad Laboratories, Inc., Class A (g)	58	16
Bio-Techne Corp.	453	32
BlackRock, Inc.	432	340
Blackstone, Inc.	2,061	255
Block, Inc., Class A (g)	1,571	101
Boeing Co. (g)	1,673	305
Booking Holdings, Inc.	99	392
Booz Allen Hamilton Holding Corp.	372	57
Boston Properties, Inc. REIT	429	26
Boston Scientific Corp. (g)	4,307	332
Bristol-Myers Squibb Co.	5,907	245
Broadcom, Inc.	1,297	2,082
Broadridge Financial Solutions, Inc.	343	68
Brown & Brown, Inc.	707	63
Brown-Forman Corp., Class B	532	23
Builders FirstSource, Inc. (g)	352	49
Bunge Global SA	411	44
Burlington Stores, Inc. (g)	186	45
Cadence Design Systems, Inc. (g)	809	249
Caesars Entertainment, Inc. (g)	629	25
Camden Property Trust REIT	310	34
Campbell Soup Co.	556	25
Capital One Financial Corp.	1,102	153
Cardinal Health, Inc.	707	70
Carlisle Cos., Inc.	137	56
Carlyle Group, Inc.	677	27
CarMax, Inc. (g)	454	33
Carnival Corp. (g)	2,910	54
Carrier Global Corp.	2,280	144
Catalent, Inc. (g)	527	30
Caterpillar, Inc.	1,440	480
Cboe Global Markets, Inc.	311	53
CBRE Group, Inc., Class A (g)	889	79
CDW Corp.	392	88
Celanese Corp.	323	44
Celsius Holdings, Inc. (g)	449	26

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Cencora, Inc.	518	$117
Centene Corp. (g)	1,546	103
CenterPoint Energy, Inc.	1,832	57
CF Industries Holdings, Inc.	532	39
CH Robinson Worldwide, Inc.	332	29
Charles River Laboratories International, Inc. (g)	150	31
Charles Schwab Corp.	4,350	321
Charter Communications, Inc., Class A (g)	272	81
Cheniere Energy, Inc.	666	116
Chesapeake Energy Corp.	316	26
Chevron Corp.	5,046	789
Chipotle Mexican Grill, Inc. (g)	4,050	254
Chord Energy Corp.	177	30
Chubb Ltd.	1,177	300
Church & Dwight Co., Inc.	717	74
Cigna Group	819	271
Cincinnati Financial Corp.	451	53
Cintas Corp.	266	186
Cisco Systems, Inc.	11,745	558
Citigroup, Inc.	5,504	349
Citizens Financial Group, Inc.	1,315	47
Cleveland-Cliffs, Inc. (g)	1,449	22
Clorox Co.	362	49
Cloudflare, Inc., Class A (g)	864	72
CME Group, Inc.	1,040	204
CMS Energy Corp.	861	51
CNH Industrial NV	2,497	25
Coca-Cola Co.	11,772	749
Cognizant Technology Solutions Corp., Class A	1,439	98
Coinbase Global, Inc., Class A (g)	556	124
Colgate-Palmolive Co.	2,260	219
Comcast Corp., Class A	11,537	452
Conagra Brands, Inc.	1,372	39
Confluent, Inc., Class A (g)	588	17
ConocoPhillips	3,358	384
Consolidated Edison, Inc.	996	89
Constellation Brands, Inc., Class A	477	123
Constellation Energy Corp.	913	183
Cooper Cos., Inc.	582	51
Copart, Inc. (g)	2,511	136
Corebridge Financial, Inc.	720	21
Corning, Inc.	2,361	92
Corpay, Inc. (g)	197	52
Corteva, Inc.	2,032	110
CoStar Group, Inc. (g)	1,191	88
Costco Wholesale Corp.	1,299	1,104
Coterra Energy, Inc.	2,138	57
CRH PLC	2,005	150
Crowdstrike Holdings, Inc., Class A (g)	669	256
Crown Castle, Inc. REIT	1,260	123
Crown Holdings, Inc.	345	26
CSX Corp.	5,691	190
Cummins, Inc.	390	108
CVS Health Corp.	3,658	216
Danaher Corp.	2,033	508
Darden Restaurants, Inc.	348	53
Datadog, Inc., Class A (g)	797	103
DaVita, Inc. (g)	155	21
Dayforce, Inc. (g)	429	21
Deckers Outdoor Corp. (g)	75	73
Deere & Co.	761	284
Dell Technologies, Inc., Class C	791	109
Delta Air Lines, Inc.	462	22
Devon Energy Corp.	1,814	86
Dexcom, Inc. (g)	1,154	131
Diamondback Energy, Inc.	484	97
Dick's Sporting Goods, Inc.	172	37
Digital Realty Trust, Inc. REIT	903	137
Discover Financial Services	732	96
DocuSign, Inc. (g)	600	32
Dollar General Corp.	634	84
Dollar Tree, Inc. (g)	602	64
Dominion Energy, Inc.	2,423	119
Domino's Pizza, Inc.	100	52
DoorDash, Inc., Class A (g)	830	90
Dover Corp.	396	71
Dow, Inc.	2,030	108
DR Horton, Inc.	859	121
DraftKings, Inc., Class A (g)	1,271	49
DTE Energy Co.	599	66
Duke Energy Corp.	2,224	223
DuPont de Nemours, Inc.	1,205	97
Dynatrace, Inc. (g)	784	35
Eastman Chemical Co.	337	33
Eaton Corp. PLC	1,156	362
eBay, Inc.	1,500	81
Ecolab, Inc.	749	178
Edison International	1,111	80
Edwards Lifesciences Corp. (g)	1,743	161
Electronic Arts, Inc.	729	102
Elevance Health, Inc.	674	365
Eli Lilly & Co.	2,349	2,127
EMCOR Group, Inc.	139	51
Emerson Electric Co.	1,650	182
Enphase Energy, Inc. (g)	395	39
Entegris, Inc.	443	60
Entergy Corp.	611	65
EOG Resources, Inc.	1,666	210
EPAM Systems, Inc. (g)	167	31
EQT Corp.	1,189	44
Equifax, Inc.	363	88
Equinix, Inc. REIT	276	209
Equitable Holdings, Inc.	949	39
Equity Lifestyle Properties, Inc. REIT	511	33
Equity Residential REIT	985	68
Erie Indemnity Co., Class A	73	26
Essential Utilities, Inc.	748	28

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Essex Property Trust, Inc. REIT	185	$50
Estee Lauder Cos., Inc., Class A	672	72
Etsy, Inc. (g)	349	21
Everest Group Ltd.	127	48
Evergy, Inc.	662	35
Eversource Energy	1,009	57
Exact Sciences Corp. (g)	545	23
Exelon Corp.	2,899	100
Expedia Group, Inc. (g)	384	48
Expeditors International of Washington, Inc.	413	52
Extra Space Storage, Inc. REIT	615	96
Exxon Mobil Corp.	12,863	1,481
F5, Inc. (g)	171	29
FactSet Research Systems, Inc.	111	45
Fair Isaac Corp. (g)	73	109
Fastenal Co.	1,669	105
FedEx Corp.	676	203
Ferguson PLC	589	114
Fidelity National Financial, Inc.	757	37
Fidelity National Information Services, Inc.	1,664	125
Fifth Third Bancorp	1,961	72
First Citizens BancShares, Inc., Class A	30	51
First Republic Bank (g)	501	—@
First Solar, Inc. (g)	293	66
FirstEnergy Corp.	1,582	61
Fiserv, Inc. (g)	1,705	254
Ford Motor Co.	11,036	138
Fortinet, Inc. (g)	1,886	114
Fortive Corp.	1,017	75
Fortune Brands Innovations, Inc.	362	24
Fox Corp., Class A	1,108	37
Franklin Resources, Inc.	834	19
Freeport-McMoRan, Inc.	4,111	200
Gaming and Leisure Properties, Inc. REIT	784	35
Garmin Ltd.	442	72
Gartner, Inc. (g)	229	103
GE HealthCare Technologies, Inc.	1,262	98
GE Vernova, Inc. (g)	786	135
Gen Digital, Inc.	1,677	42
General Dynamics Corp.	675	196
General Electric Co.	3,199	509
General Mills, Inc.	1,626	103
General Motors Co.	3,302	153
Genuine Parts Co.	405	56
Gilead Sciences, Inc.	3,584	246
Global Payments, Inc.	740	72
GoDaddy, Inc., Class A (g)	395	55
Goldman Sachs Group, Inc.	932	422
Graco, Inc.	488	39
GRAIL, Inc. (g)	76	1
Halliburton Co.	2,550	86
Hartford Financial Services Group, Inc.	857	86
HCA Healthcare, Inc.	577	185
Healthpeak Properties, Inc. REIT	2,043	40
HEICO Corp.	345	67
Henry Schein, Inc. (g)	371	24
Hershey Co.	423	78
Hess Corp.	792	117
Hewlett Packard Enterprise Co.	3,792	80
HF Sinclair Corp.	472	25
Hilton Worldwide Holdings, Inc.	733	160
Hologic, Inc. (g)	687	51
Home Depot, Inc.	2,889	995
Honeywell International, Inc.	1,880	401
Hormel Foods Corp.	871	27
Host Hotels & Resorts, Inc. REIT	2,050	37
Howmet Aerospace, Inc.	1,124	87
HP, Inc.	2,836	99
Hubbell, Inc.	155	57
HubSpot, Inc. (g)	141	83
Humana, Inc.	352	132
Huntington Bancshares, Inc.	4,177	55
Huntington Ingalls Industries, Inc.	114	28
Hyatt Hotels Corp., Class A	131	20
IDEX Corp.	219	44
IDEXX Laboratories, Inc. (g)	245	119
Illinois Tool Works, Inc.	862	204
Illumina, Inc. (g)	456	48
Incyte Corp. (g)	454	28
Ingersoll Rand, Inc.	1,172	106
Insulet Corp. (g)	204	41
Intel Corp.	12,493	387
Intercontinental Exchange, Inc.	1,663	228
International Business Machines Corp.	2,597	449
International Flavors & Fragrances, Inc.	737	70
International Paper Co.	946	41
Interpublic Group of Cos., Inc.	1,101	32
Intuit, Inc.	824	542
Intuitive Surgical, Inc. (g)	1,038	462
Invitation Homes, Inc. REIT	1,764	63
IQVIA Holdings, Inc. (g)	529	112
Iron Mountain, Inc. REIT	856	77
J M Smucker Co.	304	33
Jabil, Inc.	347	38
Jack Henry & Associates, Inc.	211	35
Jacobs Solutions, Inc.	366	51
JB Hunt Transport Services, Inc.	237	38
Johnson & Johnson	7,046	1,030
Johnson Controls International PLC	1,963	130
JPMorgan Chase & Co.	8,279	1,675
Juniper Networks, Inc.	944	34
Kellanova	785	45
Kenvue, Inc.	5,470	99
Keurig Dr Pepper, Inc.	3,151	105
KeyCorp	2,667	38
Keysight Technologies, Inc. (g)	507	69
Kimberly-Clark Corp.	978	135

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Kimco Realty Corp. REIT	1,954	$38
Kinder Morgan, Inc.	5,761	114
KKR & Co., Inc.	1,790	188
KLA Corp.	399	329
Knight-Swift Transportation Holdings, Inc.	463	23
Kraft Heinz Co.	2,631	85
Kroger Co.	2,001	100
L3Harris Technologies, Inc.	550	124
Labcorp Holdings, Inc.	244	50
Lam Research Corp.	385	410
Lamb Weston Holdings, Inc.	420	35
Las Vegas Sands Corp.	1,113	49
Lattice Semiconductor Corp. (g)	403	23
Leidos Holdings, Inc.	370	54
Lennar Corp., Class A	715	107
Lennox International, Inc.	93	50
Liberty Media Corp.-Liberty Formula One, Class C (g)	574	41
Linde PLC	1,397	613
Live Nation Entertainment, Inc. (g)	468	44
LKQ Corp.	769	32
Lockheed Martin Corp.	624	291
Loews Corp.	544	41
Lowe's Cos., Inc.	1,662	366
LPL Financial Holdings, Inc.	218	61
Lululemon Athletica, Inc. (g)	332	99
LyondellBasell Industries NV, Class A	746	71
M&T Bank Corp.	482	73
Manhattan Associates, Inc. (g)	180	44
Marathon Oil Corp.	1,643	47
Marathon Petroleum Corp.	1,042	181
Markel Group, Inc. (g)	38	60
MarketAxess Holdings, Inc.	108	22
Marriott International, Inc., Class A	712	172
Marsh & McLennan Cos., Inc.	1,426	300
Martin Marietta Materials, Inc.	180	98
Marvell Technology, Inc.	2,585	181
Masco Corp.	633	42
Mastercard, Inc., Class A	2,401	1,059
Match Group, Inc. (g)	773	23
McCormick & Co., Inc.	724	51
McDonald's Corp.	2,105	536
McKesson Corp.	381	223
Medtronic PLC	3,874	305
MercadoLibre, Inc. (g)	133	219
Merck & Co., Inc.	7,339	909
Meta Platforms, Inc., Class A	6,263	3,158
MetLife, Inc.	1,772	124
Mettler-Toledo International, Inc. (g)	62	87
MGM Resorts International (g)	690	31
Microchip Technology, Inc.	1,585	145
Micron Technology, Inc.	3,191	420
Microsoft Corp.	20,498	9,162
MicroStrategy, Inc., Class A (g)	47	65
Mid-America Apartment Communities, Inc. REIT	337	48
Moderna, Inc. (g)	933	111
Molina Healthcare, Inc. (g)	170	51
Molson Coors Beverage Co., Class B	535	27
Mondelez International, Inc., Class A	3,862	253
MongoDB, Inc. (g)	208	52
Monolithic Power Systems, Inc.	144	118
Monster Beverage Corp. (g)	2,129	106
Moody's Corp.	476	200
Mosaic Co.	913	26
Motorola Solutions, Inc.	483	186
MSCI, Inc.	229	110
Nasdaq, Inc.	1,164	70
NetApp, Inc.	601	77
Netflix, Inc. (g)	1,278	862
Neurocrine Biosciences, Inc. (g)	289	40
Newmont Corp. (TSX)	3,313	139
News Corp., Class A	1,080	30
NextEra Energy, Inc.	5,945	421
NIKE, Inc., Class B	3,528	266
NiSource, Inc.	1,287	37
Nordson Corp.	158	37
Norfolk Southern Corp.	653	140
Northern Trust Corp.	590	50
Northrop Grumman Corp.	407	177
NRG Energy, Inc.	618	48
Nucor Corp.	700	111
NVIDIA Corp.	75,131	9,282
NVR, Inc. (g)	9	68
NXP Semiconductors NV	750	202
Occidental Petroleum Corp.	1,898	120
Okta, Inc. (g)	465	44
Old Dominion Freight Line, Inc.	560	99
Omnicom Group, Inc.	564	51
ON Semiconductor Corp. (g)	1,241	85
ONEOK, Inc.	1,684	137
Oracle Corp.	4,830	682
O'Reilly Automotive, Inc. (g)	173	183
Otis Worldwide Corp.	1,172	113
Ovintiv, Inc.	772	36
Owens Corning	250	43
PACCAR, Inc.	1,503	155
Packaging Corp. of America	254	46
Palantir Technologies, Inc., Class A (g)	5,512	140
Palo Alto Networks, Inc. (g)	929	315
Paramount Global, Class B	1,562	16
Parker-Hannifin Corp.	370	187
Paychex, Inc.	937	111
Paycom Software, Inc.	153	22
Paylocity Holding Corp. (g)	132	17
PayPal Holdings, Inc. (g)	2,932	170
Pentair PLC	477	37
PepsiCo, Inc.	3,985	657

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Pfizer, Inc.	16,402	$459
PG&E Corp.	5,877	103
Philip Morris International, Inc.	4,496	456
Phillips 66	1,239	175
Pinterest, Inc., Class A (g)	1,730	76
PNC Financial Services Group, Inc.	1,148	178
Pool Corp.	112	34
PPG Industries, Inc.	681	86
PPL Corp.	2,132	59
Principal Financial Group, Inc.	679	53
Procter & Gamble Co.	6,862	1,132
Progressive Corp.	1,690	351
Prologis, Inc. REIT	2,648	297
Prudential Financial, Inc.	1,036	121
PTC, Inc. (g)	347	63
Public Service Enterprise Group, Inc.	1,435	106
Public Storage REIT	458	132
PulteGroup, Inc.	611	67
Pure Storage, Inc., Class A (g)	922	59
Qorvo, Inc. (g)	279	32
QUALCOMM, Inc.	3,371	671
Quanta Services, Inc.	425	108
Quest Diagnostics, Inc.	322	44
Raymond James Financial, Inc.	573	71
Realty Income Corp. REIT	2,486	131
Regency Centers Corp. REIT	510	32
Regeneron Pharmaceuticals, Inc. (g)	314	330
Regions Financial Corp.	2,648	53
Reliance, Inc.	167	48
Repligen Corp. (g)	152	19
Republic Services, Inc.	639	124
ResMed, Inc.	479	92
Revvity, Inc.	360	38
Rivian Automotive, Inc., Class A (g)	2,026	27
Robinhood Markets, Inc., Class A (g)	1,542	35
ROBLOX Corp., Class A (g)	1,378	51
Rockwell Automation, Inc.	330	91
Roku, Inc. (g)	368	22
Rollins, Inc.	842	41
Roper Technologies, Inc.	310	175
Ross Stores, Inc.	980	142
Royal Caribbean Cruises Ltd. (g)	698	111
Royalty Pharma PLC, Class A	1,091	29
RPM International, Inc.	377	41
RTX Corp.	3,836	385
S&P Global, Inc.	925	413
Salesforce, Inc.	2,844	731
Samsara, Inc., Class A (g)	593	20
SBA Communications Corp. REIT	313	61
Schlumberger NV	4,049	191
Seagate Technology Holdings PLC	582	60
SEI Investments Co.	321	21
Sempra	1,819	138
ServiceNow, Inc. (g)	602	474
Sherwin-Williams Co.	700	209
Simon Property Group, Inc. REIT	940	143
Skyworks Solutions, Inc.	467	50
Snap, Inc., Class A (g)	3,043	51
Snap-on, Inc.	153	40
Snowflake, Inc., Class A (g)	888	120
Solventum Corp. (g)	426	23
Southern Co.	3,153	245
Southwest Airlines Co.	433	12
SS&C Technologies Holdings, Inc.	643	40
Stanley Black & Decker, Inc.	444	35
Starbucks Corp.	3,320	258
State Street Corp.	873	65
Steel Dynamics, Inc.	441	57
Steris PLC	288	63
Stryker Corp.	998	340
Sun Communities, Inc. REIT	358	43
Super Micro Computer, Inc. (g)	161	132
Synchrony Financial	1,160	55
Synopsys, Inc. (g)	450	268
Sysco Corp.	1,436	103
T Rowe Price Group, Inc.	648	75
Take-Two Interactive Software, Inc. (g)	468	73
Targa Resources Corp.	610	79
Target Corp.	1,312	194
TE Connectivity Ltd.	895	135
Teledyne Technologies, Inc. (g)	138	54
Teleflex, Inc.	138	29
Teradyne, Inc.	448	66
Tesla, Inc. (g)	8,217	1,626
Texas Instruments, Inc.	2,654	516
Texas Pacific Land Corp.	58	43
Textron, Inc.	553	47
Thermo Fisher Scientific, Inc.	1,107	612
TJX Cos., Inc.	3,295	363
T-Mobile U.S., Inc.	1,549	273
Toast, Inc., Class A (g)	1,015	26
Toro Co.	305	29
Tractor Supply Co.	311	84
Trade Desk, Inc., Class A (g)	1,312	128
Tradeweb Markets, Inc., Class A	335	36
Trane Technologies PLC	654	215
TransDigm Group, Inc.	162	207
TransUnion	559	41
Travelers Cos., Inc.	663	135
Trimble, Inc. (g)	709	40
Truist Financial Corp.	3,823	149
Twilio, Inc., Class A (g)	502	29
Tyler Technologies, Inc. (g)	123	62
Tyson Foods, Inc., Class A	824	47
Uber Technologies, Inc. (g)	5,450	396
UDR, Inc. REIT	903	37
U-Haul Holding Co.	280	17

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
UiPath, Inc., Class A (g)	1,277	$16
Ulta Beauty, Inc. (g)	140	54
Union Pacific Corp.	1,768	400
United Parcel Service, Inc., Class B	2,100	287
United Rentals, Inc.	194	125
United Therapeutics Corp. (g)	131	42
UnitedHealth Group, Inc.	2,675	1,362
Unity Software, Inc. (g)	778	13
Universal Health Services, Inc., Class B	175	32
US Bancorp	4,487	178
Valero Energy Corp.	951	149
Veeva Systems, Inc., Class A (g)	443	81
Ventas, Inc. REIT	1,173	60
Veralto Corp.	710	68
VeriSign, Inc. (g)	265	47
Verisk Analytics, Inc.	413	111
Verizon Communications, Inc.	12,146	501
Vertex Pharmaceuticals, Inc. (g)	751	352
Vertiv Holdings Co., Class A	1,076	93
Viatris, Inc.	3,411	36
VICI Properties, Inc. REIT	3,010	86
Visa, Inc., Class A	4,551	1,195
Vistra Corp.	1,001	86
Vulcan Materials Co.	385	96
W R Berkley Corp.	598	47
Walgreens Boots Alliance, Inc.	2,110	26
Walmart, Inc.	12,827	869
Walt Disney Co.	5,332	529
Warner Bros Discovery, Inc. (g)	6,733	50
Waste Connections, Inc.	749	131
Waste Management, Inc.	1,166	249
Waters Corp. (g)	172	50
Watsco, Inc.	97	45
WEC Energy Group, Inc.	909	71
Wells Fargo & Co.	10,147	603
Welltower, Inc. REIT	1,655	173
West Pharmaceutical Services, Inc.	216	71
Western Digital Corp. (g)	954	72
Westinghouse Air Brake Technologies Corp.	509	80
Westlake Corp.	111	16
Westrock Co.	757	38
Weyerhaeuser Co. REIT	2,117	60
Williams Cos., Inc.	3,502	149
Williams-Sonoma, Inc.	178	50
Willis Towers Watson PLC	298	78
Workday, Inc., Class A (g)	617	138
WP Carey, Inc. REIT	628	35
WW Grainger, Inc.	129	116
Wynn Resorts Ltd.	295	26
Xcel Energy, Inc.	1,600	85
Xylem, Inc.	702	95
Yum! Brands, Inc.	824	109
Zebra Technologies Corp., Class A (g)	148	46
Zillow Group, Inc., Class C (g)	459	21
Zimmer Biomet Holdings, Inc.	595	65
Zoetis, Inc.	1,322	229
Zoom Video Communications, Inc., Class A (g)	729	43
Zscaler, Inc. (g)	261	50
		138,371
Total Common Stocks (Cost $121,896)		217,426

	No. of Rights
Rights (0.0%)‡
Italy (0.0%)
Amplifon SpA, expires 7/9/24 (g)	585	—

United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (g)	90	—@
Total Rights (Cost $—@)		—@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (g) (Cost $—)	95	—

	Face Amount (000)
Short-Term Investments (17.4%)
U.S. Treasury Securities (2.8%)
U.S. Treasury Bill,
5.31%, 8/1/24 (i)	$9,321	9,279
5.32%, 8/22/24 (i)	2,170	2,154
5.36%, 8/22/24 (i)	4,500	4,466
Total U.S. Treasury Securities (Cost $15,899)		15,899

	Shares
Investment Company (14.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (j) (Cost $83,780)	83,779,654	83,780
Total Short-Term Investments (Cost $99,679)		99,679
Total Investments (100.0%) (Cost $491,213) (k)(l)(m)		570,956
Liabilities in Excess of Other Assets (–0.0%)‡		(196)
Net Assets (100.0%)		$570,760

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2024.
(f)	When-issued security.
(g)	Non-income producing security.
(h)	At June 30, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(i)	Rate shown is the yield to maturity at June 30, 2024.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2024, advisory fees paid were reduced by approximately $87,000 relating to the Fund's investment in the Liquidity Fund.
(k)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The approximate fair value and percentage of net assets, $68,991,000 and 12.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(m)	At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $106,971,000 and the aggregate gross unrealized depreciation is approximately $24,581,000, resulting in net unrealized appreciation of approximately $82,390,000.
ADR	American Depositary Receipt.
CLO	Collateralized Loan Obligation.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	968		$1,042	7/24/24	$	—@
Bank of America NA	CNH	3,537,979		$490,021	9/19/24		3
Bank of America NA	GBP	649,022		$808,105	7/24/24		(12)
Bank of America NA	GBP	96,490		$120,509	7/24/24		(1)
Bank of America NA	PLN	251,986		$62,306	9/19/24		(—@	)
Bank of America NA		$318,713	CAD	436,646	7/24/24		1
Bank of America NA		$111,411	ILS	412,788	9/19/24		(2)
Bank of America NA		$3,946	JPY	614,104	9/19/24		(—@	)
Bank of New York Mellon		$12,996	DKK	89,813	9/19/24		(—@	)
Barclays Bank PLC	AUD	6,496		$4,333	9/19/24		(—@	)
Barclays Bank PLC	EUR	195,465		$209,397	7/24/24		(—@	)
Barclays Bank PLC	HKD	3,173		$407	9/19/24		—@
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26		9
Barclays Bank PLC		$2,490,637	EUR	2,309,674	9/19/24		(8)
Barclays Bank PLC		$726,724	EUR	675,209	9/19/24		(1)
Barclays Bank PLC		$18,360	ILS	68,050	9/19/24		(—@	)
Barclays Bank PLC		$8,441	JPY	1,313,646	9/19/24		(—@	)
Barclays Bank PLC		$38,032	MXN	676,938	7/24/24		(1)
Barclays Bank PLC		$311,475	MXN	5,830,466	9/19/24		3

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$5,614	PLN	22,750	7/24/24	$	—@
Barclays Bank PLC		$443,574	SEK	4,832,229	7/24/24		13
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26		89
BNP Paribas SA	AUD	429,444		$277,858	7/24/24		(9)
BNP Paribas SA	AUD	7,054		$4,704	9/19/24		(—@ )
BNP Paribas SA	BRL	33,474,315		$6,125,386	9/19/24		190
BNP Paribas SA	CNH	1,335,590		$184,949	9/19/24		1
BNP Paribas SA	EUR	293,010		$319,335	7/24/24		5
BNP Paribas SA	HKD	214,710		$27,568	9/19/24		—@
BNP Paribas SA	HUF	73,613,697		$199,630	7/24/24		—@
BNP Paribas SA	IDR	9,656,048,600		$592,621	7/24/24		3
BNP Paribas SA	IDR	283,917,275		$17,426	9/19/24		—@
BNP Paribas SA	THB	4,257,197		$116,027	7/24/24		(—@ )
BNP Paribas SA		$277,730	BRL	1,565,010	9/19/24		(—@ )
BNP Paribas SA		$999,808	CHF	900,097	7/24/24		5
BNP Paribas SA		$80,529	CLP	74,030,514	9/17/24		(2)
BNP Paribas SA		$28,964	COP	114,380,000	7/24/24		(2)
BNP Paribas SA		$58,329	COP	242,881,489	9/19/24		(1)
BNP Paribas SA		$1,092	EUR	1,019	7/24/24		—@
BNP Paribas SA		$4,756,468	EUR	4,411,928	9/19/24		(14)
BNP Paribas SA		$359,313	EUR	334,500	9/19/24		—@
BNP Paribas SA		$262,378	HUF	96,818,218	7/24/24		(—@ )
BNP Paribas SA		$719,826	IDR	11,828,898,220	7/24/24		2
BNP Paribas SA		$2,883,161	INR	241,493,595	9/19/24		6
BNP Paribas SA		$170,923	JPY	26,608,617	9/19/24		(4)
BNP Paribas SA		$9,687	JPY	1,548,717	7/24/24		(—@ )
BNP Paribas SA		$2,676,583	MXN	50,138,331	9/19/24		31
BNP Paribas SA		$111,424	PEN	411,443	7/24/24		(4)
Citibank NA		$9,914	CZK	228,953	9/19/24		(—@ )
Citibank NA		$51,333	ILS	190,250	9/19/24		(1)
Citibank NA		$88,110	NOK	960,145	7/24/24		2
Goldman Sachs International	MXN	4,882,544		$283,458	7/24/24		17
Goldman Sachs International	MYR	54,192		$11,571	9/19/24		—@
Goldman Sachs International	NOK	583,174		$55,162	9/19/24		—@
Goldman Sachs International	NZD	11,239		$6,905	9/19/24		—@
Goldman Sachs International	TRY	101,428,691		$2,396,708	12/23/24		(197)
Goldman Sachs International	TWD	659,775		$20,522	9/19/24		—@
Goldman Sachs International		$12,036	CZK	277,842	9/19/24		(—@ )
Goldman Sachs International		$13,522,797	JPY	2,063,806,027	7/24/24		(652)
Goldman Sachs International		$14,222	JPY	2,213,568	9/19/24		(—@ )
Goldman Sachs International		$436,630	JPY	68,098,630	9/19/24		(8)
Goldman Sachs International		$1,736,855	MXN	32,506,969	9/19/24		18
Goldman Sachs International		$127,167	PLN	512,541	7/24/24		—@
Goldman Sachs International		$99,745	SEK	1,036,997	9/19/24		(2)
Goldman Sachs International		$2,592,095	TRY	101,428,691	12/23/24		2
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26		76
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26		(44)
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26		2
JPMorgan Chase Bank NA	CAD	318,976		$232,964	9/19/24		(1)
JPMorgan Chase Bank NA	DKK	478,419		$68,944	7/24/24		—@
JPMorgan Chase Bank NA	EUR	170,000		$182,309	7/24/24		—@
JPMorgan Chase Bank NA	HKD	201,814		$25,912	9/19/24		—@
JPMorgan Chase Bank NA	NOK	446,572		$42,239	9/19/24		—@
JPMorgan Chase Bank NA	NZD	247,911		$152,239	9/19/24		1

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	SGD	211,017		$156,833	9/19/24	$1
JPMorgan Chase Bank NA		$408,163	CAD	558,791	7/24/24	1
JPMorgan Chase Bank NA		$68,623	CHF	60,049	9/19/24	(1)
JPMorgan Chase Bank NA		$100,906	CLP	96,240,000	7/24/24	1
JPMorgan Chase Bank NA		$2,972,971	CNY	21,206,204	7/24/24	(48)
JPMorgan Chase Bank NA		$63,714	DKK	440,279	9/19/24	(—@ )
JPMorgan Chase Bank NA		$50,012	GBP	40,116	7/24/24	1
JPMorgan Chase Bank NA		$187,523	GBP	147,474	9/19/24	(1)
JPMorgan Chase Bank NA		$18,766	ILS	69,542	9/19/24	(—@ )
JPMorgan Chase Bank NA		$1,206,953	MXN	22,628,857	9/19/24	15
JPMorgan Chase Bank NA		$265,984	MXN	4,934,902	9/19/24	1
JPMorgan Chase Bank NA		$135,650	RON	631,531	7/24/24	—@
JPMorgan Chase Bank NA		$220,948	SEK	2,379,759	7/24/24	4
JPMorgan Chase Bank NA		$31,948	SEK	332,182	9/19/24	(—@ )
JPMorgan Chase Bank NA		$107,718	SGD	146,026	7/24/24	—@
JPMorgan Chase Bank NA		$14,690	THB	541,479	7/24/24	—@
Standard Chartered Bank	NZD	13,200		$8,104	9/19/24	—@
State Street Bank and Trust Co.		$183,696	EUR	170,893	9/19/24	—@
State Street Bank and Trust Co.		$108,001	SEK	1,123,369	9/19/24	(2)
UBS AG	AUD	10,136		$6,761	9/19/24	(—@ )
UBS AG	CAD	26,861		$19,620	9/19/24	(—@ )
UBS AG	CNY	12,510,000		$1,760,360	7/24/24	35
UBS AG	CNY	29,516,879		$4,152,102	9/19/24	17
UBS AG	CNY	64,802,928		$9,076,930	9/19/24	(2)
UBS AG	COP	602,165,000		$151,340	7/24/24	7
UBS AG	EUR	3,151,173		$3,382,466	7/24/24	4
UBS AG	EUR	111,720		$121,873	7/24/24	2
UBS AG	EUR	167,763		$179,237	7/24/24	(1)
UBS AG	HKD	365,732		$46,955	9/19/24	—@
UBS AG	JPY	140,044,793		$916,408	7/24/24	43
UBS AG	JPY	239,584,237		$1,538,843	7/24/24	45
UBS AG	KRW	3,010,549,950		$2,202,917	9/19/24	6
UBS AG	THB	713,693		$19,576	9/19/24	—@
UBS AG	TRY	457,638		$12,786	9/19/24	(—@ )
UBS AG		$34,186	AUD	52,237	7/24/24	1
UBS AG		$76,159	CHF	66,625	9/19/24	(1)
UBS AG		$1,560,104	CNY	11,090,000	7/24/24	(30)
UBS AG		$2,700,862	EUR	2,511,470	9/19/24	(1)
UBS AG		$295,676	GBP	232,541	9/19/24	(2)
UBS AG		$12,887	HUF	4,751,041	9/19/24	(—@ )
UBS AG		$215,164	JPY	34,118,264	9/19/24	(1)
UBS AG		$2,196,871	KRW	3,014,239,394	7/24/24	(4)
UBS AG		$1,286,679	MXN	24,089,517	9/19/24	14
UBS AG		$307,022	NZD	517,468	7/24/24	8
UBS AG	ZAR	1,081,726		$59,540	9/19/24	—@
						$(375)

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CME Bitcoin Index (United States)	3	Jul-24	$	—@	$905	$10
Euro-Buxl 30 yr. Bond Index (Germany)	6	Sep-24	EUR	600	837	21
German Euro-Schatz Index (Germany)	90	Sep-24		9,000	10,188	45
ICE Brent Crude Oil Index (United States)	21	Jul-24		$21	1,785	13
IFSC NIFTY 50 Index (United States)	58	Jul-24		—@	2,800	47
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	33	Sep-24	KRW	3,300,000	2,748	11
SGX MSCI Singapore Index (Singapore)	1	Jul-24	SGD	—@	23	—@
U.S. Treasury 2 yr. Note (United States)	10	Sep-24		$2,000	2,042	6
U.S. Treasury 5 yr. Note (United States)	92	Sep-24		9,200	9,805	87
U.S. Treasury 10 yr. Note (United States)	119	Sep-24		11,900	13,088	75
U.S. Treasury 10 yr. Ultra Note (United States)	128	Sep-24		12,800	14,532	140
U.S. Treasury Long Bond (United States)	17	Sep-24		1,700	2,011	41
Short:
COMEX Gold 100 OZ (United States)	19	Aug-24		(2)	(4,445)	56
Euro Stoxx 50 Index (Germany)	97	Sep-24	EUR	(1)	(5,117)	22
FTSE 100 Index (United Kingdom)	1	Sep-24	GBP	(—@ )	(104)	(—@ )
German Euro-Bobl Index (Germany)	2	Sep-24	EUR	(200)	(249)	(2)
German Euro-BTP Index (Germany)	38	Sep-24		(3,800)	(4,692)	67
German Euro-Bund Index (Germany)	71	Sep-24		(7,100)	(10,008)	(119)
Hang Seng China Enterprises Index (Hong Kong)	106	Jul-24	HKD	(5)	(4,252)	77
KFE KOSPI 200 Index (Korea, Republic of)	32	Sep-24	KRW	(8,000)	(2,245)	(99)
MSCI Emerging Market EMEA Index (United States)	96	Sep-24		$(5)	(5,223)	41
Nikkei 225 Index (Japan)	5	Sep-24	JPY	(3)	(618)	(7)
S&P 500 E Mini Index (United States)	30	Sep-24		$(2)	(8,282)	(4)
S&P/TSX 60 Index (Canada)	2	Sep-24	CAD	(—@ )	(383)	(3)
SFE 10 yr. Australian Bond Index (Australia)	14	Sep-24	AUD	(1,400)	(1,061)	(1)
TSE Japanese 10 yr. Bond Index (Japan)	30	Sep-24	JPY	(3,000,000)	(26,638)	18
U.S. Treasury 5 yr. Note (United States)	17	Sep-24		$(1,700)	(1,812)	(12)
U.S. Treasury 10 yr. Note (United States)	3	Sep-24		(300)	(330)	(5)
U.S. Treasury 10 yr. Ultra Note (United States)	29	Sep-24		(2,900)	(3,293)	(7)
U.S. Treasury Ultra Long Bond (United States)	15	Sep-24		(1,500)	(1,880)	(47)
						$471

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at June 30, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month CNRR	Pay	2.38%	Quarterly/ Quarterly	11/3/28	CNY	54,609	$148	$—	$148
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	EUR	4,378	(9)	—	(9)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		4,739	(10)	—	(10)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		4,378	(9)	—	(9)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		3,502	(7)	—	(7)

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17%	Maturity/ Maturity	1/15/34	4,378	$(9)	$—	$(9)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.18	Maturity/ Maturity	1/15/34	4,378	(5)	—	(5)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54	1,578	(24)	—	(24)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54	1,578	(24)	—	(24)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54	1,554	(25)	—	(25)
							$26	$—	$26

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI USA Index	Pay	SOFR + 0.45%	Quarterly	7/16/24		$24,932	$1,365	$—	$1,365
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		11,527	(198)	—	(198)
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.14%	Quarterly	2/11/25		17,117	40	—	40
Barclays Bank PLC	MSCI USA Index	Pay	SOFR + 0.47%	Quarterly	10/4/24		4,247	157	—	157
BNP Paribas SA	BNP EM Value Index††	Pay	SOFR + 0.55%	Quarterly	5/22/25		8,876	60	—	60
BNP Paribas SA	BNP EMU Anti-Value Index††	Receive	ESTR + 0.02%	Quarterly	9/18/24	EUR	7,653	271	—	271
BNP Paribas SA	BNP EMU Anti-Value Quality Index††	Receive	ESTR + 0.02%	Quarterly	9/18/24		10,117	319	—	319
BNP Paribas SA	BNP EMU Value Index††	Pay	ESTR + 0.35%	Quarterly	9/18/24		7,604	(250)	—	(250)
BNP Paribas SA	BNP EMU Value Quality Index††	Pay	ESTR + 0.35%	Quarterly	9/18/24		10,061	(274)	—	(274)
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.21%	Quarterly	1/15/25		3,368	(183)	—	(183)
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.21%	Quarterly	1/15/25		3,102	(169)	—	(169)
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.21%	Quarterly	1/15/25		2,939	(138)	—	(138)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		$2,729	14	—	14
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		3,141	40	—	40
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		3,847	8	—	8
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.00%	Quarterly	1/28/25		34,796	1,646	—	1,646
JPMorgan Chase Bank NA	Japan Growth Index††	Receive	SOFR + 0.19%	Quarterly	6/17/25		4,458	57	—	57
JPMorgan Chase Bank NA	Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	6/17/25		4,360	(36)	—	(36)
JPMorgan Chase Bank NA	Korea Value Index	Pay	SOFR + 0.16%	Quarterly	6/17/25		2,227	53	—	53
JPMorgan Chase Bank NA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.18%	Quarterly	10/8/24		1,541	(64)	—	(64)
UBS AG	MSCI USA Index	Pay	SOFR + 0.46%	Quarterly	9/24/24		62,812	(193)	—	(193)
								$2,525	$—	$2,525

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP EM Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index
Absa Group Ltd.	1,395	$12	0.00	%‡
Akbank T.A.S.	4,919	10	0.00	‡
Alpha Services and Holdings	3,793	6	0.00	‡
Ambev SA	7,346	15	0.00	‡
Arca Continental SAB de CV	802	8	0.00	‡
ASE Technology Holding Co. Ltd.	7,963	41	0.01
Astra International Tbk. PT	26,231	7	0.00	‡
Banco Do Brasil SA	2,888	14	0.00	‡
Bancolombia SA	787	6	0.00	‡

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index (cont'd)
Bank Pekao SA	304	$13	0.00	%‡
Bidvest Group Ltd.	374	6	0.00	‡
Cemex SAB-CPO	15,551	10	0.00	‡
Cia Energetica Minas Ger	3,584	6	0.00	‡
Commercial Bank PSQC	5,285	6	0.00	‡
Compal Electronics	10,892	12	0.00	‡
DB Insurance Co. Ltd.	85	7	0.00	‡
Dubai Islamic Bank	5,947	9	0.00	‡
Emaar Properties PJSC	3,523	8	0.00	‡
Emirates NBD PJSC	2,649	12	0.00	‡
Eurobank Ergasias Services and Holdings SA	4,360	9	0.00	‡
Globalwafers Co. Ltd.	715	12	0.00	‡
Hana Financial Group	498	22	0.00	‡
Hon Hai Precision Industry	32,361	213	0.04
Hyundai Mobis Co. Ltd.	57	10	0.00	‡
Itausa SA	9,035	16	0.00	‡
Kia Corp.	229	21	0.00	‡
Koc Holding AS	970	7	0.00	‡
Largan Precision Co. Ltd.	291	25	0.00	‡
LG Electronics, Inc.	101	8	0.00	‡
LG Innotek Co. Ltd.	39	8	0.00	‡
Lite-On Technology Corp.	4,785	16	0.00	‡
Micro-Star International Co.	1,764	10	0.00	‡
National Bank of Greece	1,295	11	0.00	‡
Nedbank Group Ltd.	721	10	0.00	‡
OTP Bank PLC	366	18	0.00	‡
Pegatron Corp.	5,369	17	0.00	‡
Petroleo Brasileiro SA	4,041	29	0.01
Richter Gedeon Nyrt	276	7	0.00	‡
Samsung C&T Corp.	118	12	0.00	‡
Samsung Electro-Mechanics Co.	152	17	0.00	‡
Samsung SDS Co. Ltd.	100	11	0.00	‡
Shinhan Financial Group Ltd.	728	25	0.00	‡
Suzano SA	835	9	0.00	‡
Telefonica Brasil SA	754	6	0.00	‡
Telkom Indonesia Persero Tbk. PT	91,692	18	0.00	‡
Turk Hava Yollari AO	722	7	0.00	‡
Turkiye Is Bankasi - Class C	14,091	7	0.00	‡
Vale SA	3,488	39	0.01
Woori Financial Group, Inc.	1,007	11	0.00	‡
Zhen Ding Technology Holding Ltd.	1,799	7	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti-Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index
Adidas AG	100	$22	0.00	%‡
Adyen NV	20	22	0.00	‡
Air Liquide SA	162	26	0.00	‡
Amplifon SpA	666	22	0.00	‡
Argenx SE	64	26	0.00	‡
ASM International NV	33	23	0.00	‡
BE Semiconductor Industries NV	142	22	0.00	‡
Beiersdorf AG	183	25	0.00	‡
CTS Eventim AG & Co. KGaA	321	25	0.00	‡
Davide Campari-Milano NV	2,734	24	0.00	‡
Delivery Hero SE	794	18	0.00	‡
Deutsche Boerse AG	134	26	0.00	‡
Edenred	579	23	0.00	‡

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index (cont'd)
EDP Renovaveis SA	1,641	$21	0.00	%‡
Euronext NV	265	23	0.00	‡
Ferrari NV	59	22	0.00	‡
Ferrovial SE	679	25	0.00	‡
Finecobank SpA	1,704	24	0.00	‡
Gecina SA	207	18	0.00	‡
Getlink SE	1,530	24	0.00	‡
Hannover Rueck SE	106	25	0.00	‡
Hermes International	10	22	0.00	‡
Inpost SA	1,450	24	0.00	‡
L'Oreal	59	24	0.00	‡
Lotus Bakeries	1	10	0.00	‡
Moncler SpA	381	22	0.00	‡
MTU Aero Engines AG	107	25	0.00	‡
Muenchener Rueckver AG - Reg	53	25	0.00	‡
OCI NV	622	14	0.00	‡
Prosus NV	658	22	0.00	‡
Rational AG	12	9	0.00	‡
Redeia Corp SA	1,347	22	0.00	‡
Rheinmetall AG	48	23	0.00	‡
Sampo OYJ - Class A	616	25	0.00	‡
Sartorius AG	94	21	0.00	‡
Sartorius Stedim Biotech	126	19	0.00	‡
Schneider Electric SE	106	24	0.00	‡
Scout24 SE	233	17	0.00	‡
Sofina SA	40	9	0.00	‡
Symrise AG	240	27	0.00	‡
Terna-Rete Elettrica Naziona	2,988	22	0.00	‡
Universal Music Group NV	889	25	0.00	‡
Warehouses De Pauw SCA	118	3	0.00	‡
Wolters Kluwer NV	162	25	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti-Value Quality Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Quality Index
Accor SA	572	$22	0.00	%‡
Adidas AG	97	22	0.00	‡
ADP	138	16	0.00	‡
Adyen NV	21	24	0.00	‡
Airbus SE	6	.75	0.00	‡
Argenx SE	62	25	0.00	‡
Asm International NV	32	23	0.00	‡
BE Semiconductor Industries NV	138	22	0.00	‡
Beiersdorf AG	235	32	0.01
Bollore SE	1,054	6	0.00	‡
CTS Eventim AG & Co. KgaA	172	13	0.00	‡
Davide Campari-Milano NV	3,501	31	0.01
Delivery Hero SE	772	17	0.00	‡
Deutsche Boerse AG	142	27	0.00	‡
Edenred	614	24	0.00	‡
EDP Renovaveis SA	1,460	19	0.00	‡
EDP-Energias De Portugal SA	9,757	34	0.01
Elia Group SA	107	9	0.00	‡
Eurazeo SE	29	2	0.00	‡
Euronext NV	257	22	0.00	‡
Ferrari NV	57	22	0.00	‡
Ferrovial SE	730	26	0.00	‡
Galp Energia SGPS SA	1,170	23	0.00	‡

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Quality Index (cont'd)
Gecina SA	158	$14	0.00	%‡
Getlink SE	1,291	20	0.00	‡
Groupe Bruxelles Lambert NV	157	10	0.00	‡
Hannover Rueck SE	112	26	0.00	‡
Hermes International	10	22	0.00	‡
Infrastrutture Wireless Italiane SpA	2,020	20	0.00	‡
Inpost SA	1,507	25	0.00	‡
LEG Immobilien SE	93	7	0.00	‡
Lotus Bakeries	1	8	0.00	‡
MTU Aero Engines AG	115	27	0.00	‡
Nexi SpA	4,354	25	0.00	‡
OCI NV	474	11	0.00	‡
Prosus NV	640	21	0.00	‡
Rational AG	9	7	0.00	‡
Remy Cointreau SA	145	11	0.00	‡
Rheinmetall AG	52	25	0.00	‡
Sampo OYJ - Class A	653	26	0.00	‡
Sartorius AG	91	20	0.00	‡
Sartorius Stedim Biotech	122	19	0.00	‡
Scout24 SE	178	13	0.00	‡
Siemens Energy AG	1,120	27	0.00	‡
Sofina SA	31	7	0.00	‡
Stora Enso OYJ - Class R	2,156	28	0.00	‡
Symrise AG	247	28	0.00	‡
UCB SA	163	23	0.00	‡
Vivendi SE	1,398	14	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Index
ABN AMRO Bank NV - CVA	1,400	$21	0.00	%‡
AIB Group PLC	4,476	22	0.00	‡
ArcelorMittal SA	1,199	26	0.00	‡
Banco BPM SpA	3,561	21	0.00	‡
Banco Santander SA	4,862	21	0.00	‡
Bank Of Ireland Group PLC	2,213	22	0.00	‡
Bayer AG - Reg	797	21	0.00	‡
Bayerische Motoren Werke AG	288	25	0.00	‡
Bayerische Motoren Werke AG (Preference)	209	17	0.00	‡
Bouygues SA	693	21	0.00	‡
Carrefour SA	2,034	27	0.00	‡
Commerzbank AG	1,500	21	0.00	‡
Covivio	304	13	0.00	‡
Daimler Truck Holding AG	577	21	0.00	‡
Deutsche Bank AG - Registered	1,485	22	0.00	‡
Deutsche Lufthansa - Reg	3,647	21	0.00	‡
Deutsche Telekom AG - Reg	964	23	0.00	‡
DHL Group	562	21	0.00	‡
Eiffage	244	21	0.00	‡
Enel SpA	3,306	21	0.00	‡
Engie SA	1,591	21	0.00	‡
Erste Group Bank AG	496	22	0.00	‡
Fortum OYJ	1,536	21	0.00	‡
Fresenius Medical Care AG	559	20	0.00	‡
Fresenius SE & Co. KGaA	727	20	0.00	‡
Grifols SA	2,350	18	0.00	‡
Heidelberg Materials AG	274	27	0.00	‡
JDE Peet's NV	537	10	0.00	‡

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Index (cont'd)
Kesko OYJ - Class B	1,045	$17	0.00	%‡
Klepierre SA	288	7	0.00	‡
Koninklijke Ahold Delhaize NV	1,064	29	0.01
Mercedes-Benz Group AG	400	26	0.00	‡
Nokia OYJ	6,209	22	0.00	‡
Orange SA	2,302	22	0.00	‡
Randstad NV	470	20	0.00	‡
Rexel SA	822	20	0.00	‡
Stellantis NV	1,292	24	0.00	‡
Stmicroelectronics NV	531	20	0.00	‡
Telefonica SA	5,250	21	0.00	‡
Teleperformance	221	22	0.00	‡
Unicredit SpA	621	21	0.00	‡
Voestalpine AG	469	12	0.00	‡
Volkswagen AG	96	11	0.00	‡
Volkswagen AG	241	25	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value Quality Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Quality Index
ABN AMRO Bank NV - CVA	1,383	$21	0.00	%‡
Agea SA	500	21	0.00	‡
AIB Group PLC	4,421	22	0.00	‡
ArcelorMittal SA	965	21	0.00	‡
Banco Bilbao Vizcaya Argenta	2,340	22	0.00	‡
Banco Santander SA	4,803	21	0.00	‡
Bank Of Ireland Group PLC	2,186	21	0.00	‡
Bayer AG - Reg	787	21	0.00	‡
Bayerische Motoren Werke AG	272	24	0.00	‡
Bouygues SA	684	21	0.00	‡
Capgemini SE	114	21	0.00	‡
Carrefour SA	1,659	22	0.00	‡
Compagnie De Saint Gobain	282	20	0.00	‡
Covivio	236	10	0.00	‡
Daimler Truck Holding AG	570	21	0.00	‡
Deutsche Bank AG - Registered	1,467	22	0.00	‡
Deutsche Telekom AG - Reg	952	22	0.00	‡
Eiffage	241	21	0.00	‡
Enel SpA	3,266	21	0.00	‡
Engie	1,571	21	0.00	‡
Erste Group Bank AG	490	22	0.00	‡
Fortum OYJ	1,517	21	0.00	‡
Fresenius Medical Care AG	552	20	0.00	‡
Fresenius SE & Co. KGaA	718	20	0.00	‡
Heidelberg Materials AG	220	21	0.00	‡
Jeronimo Martins	1,239	23	0.00	‡
Kesko OYJ - Class B	810	13	0.00	‡
Klepierre	399	10	0.00	‡
Koninklijke Ahold Delhaize NV	868	24	0.00	‡
Mercedes-Benz Group AG	377	24	0.00	‡
Michelin	630	23	0.00	‡
Nokia OYJ	6,134	22	0.00	‡
Orange SA	2,274	21	0.00	‡
Publicis Groupe SA	212	21	0.00	‡
Randstad NV	464	20	0.00	‡
Rexel SA	812	20	0.00	‡
Sanofi SA	244	22	0.00	‡
Smurfit Kappa Group PLC	510	21	0.00	‡

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Quality Index (cont'd)
Stellantis NV	1,220	$23	0.00	%‡
Teleperformance	218	21	0.00	‡
Tenaris SA	1,469	21	0.00	‡
Unicredit SpA	614	21	0.00	‡
Vinci SA	213	21	0.00	‡
Volkswagen AG	75	8	0.00	‡
Volkswagen AG	227	24	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with EMU Domestics Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Domestics Index
ADP	249	$28	0.00	%‡
Aena SME SA	263	49	0.01
Basic-Fit NV	326	7	0.00	‡
Bechtle AG	477	21	0.00	‡
Bouygues SA	957	29	0.01
Capgemini SE	406	75	0.01
Compagnie De Saint Gobain	1,181	86	0.02
Deutsche Lufthansa - Reg	3,894	22	0.00	‡
D'Ieteren Group	134	27	0.00	‡
Eiffage	356	31	0.01
Exclusive Networks SA	89	2	0.00	‡
Fraport Ag Frankfurt Airport	313	15	0.00	‡
Getlink SE	1,986	31	0.01
Indra Sistemas SA	958	18	0.00	‡
Industria de Diseno Textil SA	2,512	116	0.02
Iveco Group NV	2,828	30	0.01
Kingspan Group PLC	577	46	0.01
La Francaise des Jeux SAEM	504	16	0.00	‡
Prosiebensat.1 Media SE	1,885	12	0.00	‡
Randstad NV	627	27	0.00	‡
Rheinmetall AG	150	71	0.01
Scout24 SE	461	33	0.01
Smurfit Kappa Group PLC	1,090	45	0.01
Stora Enso OYJ - Class R	2,879	37	0.01
Vinci SA	1,089	107	0.02
Vivendi SE	3,420	33	0.01
Zalando SE	1,570	34	0.01

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Domestics Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index
Arista Networks, Inc.	66	$23	0.00	%‡
Automatic Data Processing	105	25	0.00	‡
Autozone, Inc.	5	13	0.00	‡
CDW Corp.	34	8	0.00	‡
Charter Communications, Inc. - Class A	25	8	0.00	‡
Cintas Corp.	23	16	0.00	‡
Cognizant Tech Solutions - Class A	128	9	0.00	‡
Comcast Corp. - Class A	1,047	41	0.01
Copart, Inc.	215	12	0.00	‡
Crowdstrike Holdings, Inc. - Class A	53	20	0.00	‡
CSX Corp.	507	17	0.00	‡
Datadog, Inc. - Class A	64	8	0.00	‡
Doordash, Inc. - Class A	61	7	0.00	‡
DR Horton, Inc.	76	11	0.00	‡
Equifax, Inc.	31	8	0.00	‡

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index (cont'd)
Fair Isaac Corp.	6	$9	0.00	%‡
Fastenal Co.	143	9	0.00	‡
Fedex Corp.	60	18	0.00	‡
Hilton Worldwide Holdings, Inc.	66	14	0.00	‡
Home Depot, Inc.	247	85	0.01
Lennar Corp. - Class A	61	9	0.00	‡
Lowe's Cos, Inc.	144	32	0.01
Lululemon Athletica, Inc.	30	9	0.00	‡
Marriott International - Class A	64	16	0.00	‡
Martin Marietta Materials	16	8	0.00	‡
Norfolk Southern Corp.	58	12	0.00	‡
NVR, Inc.	1	6	0.00	‡
Old Dominion Freight Line	50	9	0.00	‡
O'Reilly Automotive, Inc.	15	16	0.00	‡
Pinterest Inc- Class A	146	6	0.00	‡
Quanta Services, Inc.	37	9	0.00	‡
Republic Services, Inc.	56	11	0.00	‡
Roper Technologies, Inc.	27	15	0.00	‡
Ross Stores, Inc.	85	12	0.00	‡
Sherwin-Williams Co.	62	18	0.00	‡
Snowflake, Inc. - Class A	70	10	0.00	‡
Starbucks Corp.	292	23	0.00	‡
TJX Companies, Inc.	286	31	0.01
Tractor Supply Company	28	8	0.00	‡
Trane Technologies PLC	57	19	0.00	‡
Union Pacific Corp.	155	35	0.01
United Parcel Service - Class B	182	25	0.00	‡
United Rentals, Inc.	17	11	0.00	‡
Verisk Analytics, Inc.	36	10	0.00	‡
Vulcan Materials Co.	33	8	0.00	‡
Walt Disney Co.	475	47	0.01
Waste Connections, Inc.	65	11	0.00	‡
Waste Management, Inc.	102	22	0.00	‡
Workday, Inc. - Class A	52	12	0.00	‡
WW Grainger, Inc.	11	10	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index
Advantest Corp.	74,913	$2,992	0.52%
ASICS Corp.	177,889	2,722	0.48
Capcom Co. Ltd.	144,032	2,716	0.48
Daiichi Sankyo Co. Ltd.	72,510	2,490	0.44
Daikin Industries Ltd.	18,130	2,521	0.44
Disco Corp.	6,722	2,551	0.45
Fanuc Corp.	91,998	2,522	0.44
Fast Retailing Co. Ltd.	10,091	2,545	0.45
Hitachi Ltd.	119,733	2,680	0.47
Hoshizaki Corp.	76,186	2,417	0.42
Hoya Corp.	21,752	2,530	0.44
Japan Exchange Group, Inc.	109,976	2,565	0.45
Keisei Electric Railway Co.	74,456	2,396	0.42
Keyence Corp.	5,932	2,602	0.46
Kikkoman Corp.	221,239	2,563	0.45
Lasertec Corp.	11,063	2,482	0.43
Mcdonald's Holdings Co.	63,584	2,506	0.44
Monotaro Co. Ltd.	239,829	2,819	0.49
MS&AD Insurance Group Holdings, Inc.	128,562	2,857	0.50
Nidec Corp.	58,056	2,593	0.45
Nintendo Co. Ltd.	47,731	2,539	0.44
Nippon Building Fund, Inc.	831	2,908	0.51
Nippon Paint Holdings Co. Ltd.	380,529	2,479	0.43
Nippon Prologis REIT, Inc.	1,653	2,580	0.45
Obic Co. Ltd.	20,507	2,644	0.46
Oriental Land Co. Ltd.	93,216	2,597	0.46
Osaka Gas Co. Ltd.	113,136	2,492	0.44
Recruit Holdings Co. Ltd.	52,938	2,833	0.50
Shimano, Inc.	15,321	2,367	0.41
Shin-Etsu Chemical Co. Ltd.	66,106	2,564	0.45
Shiseido Co. Ltd.	81,298	2,319	0.41
SMC Corp.	5,337	2,533	0.44
Sumitomo Mitsui Trust Holdings, Inc	114,299	2,608	0.46
Terumo Corp.	151,527	2,499	0.44
Tokio Marine Holdings, Inc.	72,890	2,721	0.48
Tokyo Electron Ltd.	11,495	2,494	0.44
Unicharm Corp.	79,233	2,545	0.45
Yaskawa Electric Corp.	67,781	2,434	0.43
Zozo, Inc.	107,669	2,696	0.47

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index
AGC, Inc.	72,955	$2,361	0.41%
Ana Holdings, Inc.	133,955	2,473	0.43
Asahi Group Holdings Ltd.	67,561	2,384	0.42
Brother Industries Ltd.	133,934	2,357	0.41
Canon, Inc.	86,955	2,354	0.41
Chubu Electric Power Co., Inc.	194,063	2,294	0.40
Daiwa House Industry Co. Ltd.	95,419	2,419	0.42
Fujitsu Limited	162,132	2,537	0.44
Hitachi Construction Machine	94,154	2,522	0.44
Honda Motor Co. Ltd.	229,069	2,449	0.43
Isuzu Motors Ltd.	190,764	2,527	0.44
Japan Airlines Co. Ltd.	152,382	2,405	0.42
JFE Holdings, Inc.	169,668	2,442	0.43
KDDI Corp.	91,406	2,417	0.42
Kintetsu Group Holdings Co. Ltd.	115,560	2,516	0.44
Kirin Holdings Co. Ltd.	179,057	2,308	0.40
Kubota Corp.	175,897	2,460	0.43
Mazda Motor Corp.	256,377	2,480	0.43
Mitsui Osk Lines Ltd.	80,427	2,409	0.42
Mizuho Financial Group, Inc.	125,748	2,625	0.46
Nippon Express Holdings, Inc.	51,898	2,392	0.42
Nippon Steel Corp.	115,316	2,438	0.43
Nippon Telegraph & Telephone	2,644,715	2,496	0.44
Nippon Yusen Kabushiki Kaisha	82,506	2,402	0.42
Nissan Motor Co. Ltd.	717,659	2,436	0.43
Nomura Real Estate Holdings	97,573	2,445	0.43
Ono Pharmaceutical Co. Ltd.	181,148	2,474	0.43
Orix Corp.	113,753	2,512	0.44
Otsuka Holdings Co. Ltd.	59,657	2,511	0.44
Panasonic Holdings Corp.	296,959	2,431	0.43
Ricoh Co. Ltd.	267,186	2,285	0.40
Rohm Co. Ltd.	186,112	2,488	0.44
SBI Holdings, Inc.	97,860	2,474	0.43
Seiko Epson Corp.	157,664	2,450	0.43
Seven & I Holdings Co. Ltd.	192,173	2,342	0.41
Shionogi & Co. Ltd.	64,157	2,504	0.44
Shizuoka Financial Group, Inc.	259,527	2,491	0.44
Subaru Corp.	115,155	2,441	0.43
Toyota Tsusho Corp.	126,961	2,472	0.43

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

@	Value/Notional amount is less than $500.
‡	Amount is less than 0.05%.
CVA	Certificaten Van Aandelen.
FTSE	Financial Times Stock Exchange.
ICE	Intercontinental Exchange.
KFE	Korean Futures Exchange.
MSCI	Morgan Stanley Capital International.
PJSC	Public Joint Stock Company.
SFE	Sydney Futures Exchange.
SGX	Singapore Exchange Ltd.
TSE	Toronto Stock Exchange.
AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
USD —	United States Dollar
ZAR —	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	44.5%
Common Stocks	38.1
Short-Term Investments	17.4
Total Investments	100.0	%*

*	Does not include open futures contracts with a value of approximately $141,396,000 and net unrealized appreciation of approximately $471,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $375,000. Also does not include open swap agreements with net unrealized appreciation of approximately $2,551,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Corporate Bonds (91.2%)
Basic Materials (3.3%)
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	$640	$616
First Quantum Minerals Ltd.
9.38%, 3/1/29 (a)	400	418
HB Fuller Co.
4.25%, 10/15/28	515	488
Herens Holdco SARL
4.75%, 5/15/28 (a)	800	695
Hudbay Minerals, Inc.
4.50%, 4/1/26 (a)	184	180
IAMGOLD Corp.
5.75%, 10/15/28 (a)	649	614
Novelis Corp.
4.75%, 1/30/30 (a)	375	348
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	500	459
		3,818
Communications (9.6%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	1,260	1,047
Block Communications, Inc.
4.88%, 3/1/28 (a)	693	621
C&W Senior Finance Ltd.
6.88%, 9/15/27 (a)	765	735
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	450	421
5.13%, 5/1/27 (a)	425	408
Ciena Corp.
4.00%, 1/31/30 (a)	310	281
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	735	644
CSC Holdings LLC
5.38%, 2/1/28 (a)	400	304
5.50%, 4/15/27 (a)	700	568
GCI LLC
4.75%, 10/15/28 (a)	525	480
Lamar Media Corp.
4.00%, 2/15/30	200	182
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	488
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	940	903
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	449	431
Spotify USA, Inc.
0.00%, 3/15/26	390	372
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	940	926
Univision Communications, Inc.
6.63%, 6/1/27 (a)	100	96
8.00%, 8/15/28 (a)	275	268
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	735	622
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	600	496
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	665	602
Ziggo BV
4.88%, 1/15/30 (a)	350	312
		11,207
Consumer, Cyclical (20.4%)
Acushnet Co.
7.38%, 10/15/28 (a)	180	187
Allwyn Entertainment Financing UK PLC
7.88%, 4/30/29 (a)	445	460
American Airlines, Inc.
7.25%, 2/15/28 (a)	117	117
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (a)	249	247
Arko Corp.
5.13%, 11/15/29 (a)	825	719
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	340	304
BCPE Empire Holdings, Inc.
7.63%, 5/1/27 (a)	725	703
Boyne USA, Inc.
4.75%, 5/15/29 (a)	615	574
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	540	495
Cars.com, Inc.
6.38%, 11/1/28 (a)	735	723
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	664	660
Cougar JV Subsidiary LLC
8.00%, 5/15/32 (a)	445	460
Dana, Inc.
4.25%, 9/1/30	350	306
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	893	863
DraftKings Holdings, Inc.
0.00%, 3/15/28	790	658
Dream Finders Homes, Inc.
8.25%, 8/15/28 (a)	430	441
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	523	559
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	470	463
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	1,175	1,082

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	$260	$241
Hanesbrands, Inc.
9.00%, 2/15/31 (a)	430	451
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	216
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	520	485
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	815	845
LGI Homes, Inc.
4.00%, 7/15/29 (a)	605	526
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	199	205
Lindblad Expeditions LLC
6.75%, 2/15/27 (a)	430	425
Lithia Motors, Inc.
3.88%, 6/1/29 (a)	125	112
4.38%, 1/15/31 (a)	150	134
Macy's Retail Holdings LLC
4.50%, 12/15/34	670	580
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	400	373
NCL Corp. Ltd.
7.75%, 2/15/29 (a)	475	494
New Home Co., Inc.
9.25%, 10/1/29 (a)	985	989
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 4/1/26 (a)	694	686
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	650	600
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28 (a)	345	321
Phinia, Inc.
6.75%, 4/15/29 (a)	235	239
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	845	725
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
6 Month Term SOFR + 6.03%, 11.31%, 10/15/26 (a)(b)	730	740
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	1,025	980
STL Holding Co. LLC
8.75%, 2/15/29 (a)	580	606
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	315	313
Thor Industries, Inc.
4.00%, 10/15/29 (a)	400	352
Velocity Vehicle Group LLC
8.00%, 6/1/29 (a)	75	77
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	1,075	846
7.88%, 5/1/27 (a)	125	111
9.50%, 6/1/28 (a)	165	145
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	120
White Cap Buyer LLC
6.88%, 10/15/28 (a)	400	386
ZF North America Capital, Inc.
6.88%, 4/14/28 (a)	385	393
		23,737
Consumer, Non-Cyclical (15.6%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	1,142	1,085
Alta Equipment Group, Inc.
9.00%, 6/1/29 (a)	260	242
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	450	405
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	319
Block, Inc.
0.25%, 11/1/27	425	353
Carriage Services, Inc.
4.25%, 5/15/29 (a)	425	380
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)	425	402
7.63%, 7/1/29 (a)	565	583
Concentra Escrow Issuer Corp.
6.88%, 7/15/32 (a)(c)	105	107
Esc Cb National Cineme
0.00%, 8/15/26 (d)(e)(f)	600	—
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	501	498
Garda World Security Corp.
9.50%, 11/1/27 (a)	650	654
HealthEquity, Inc.
4.50%, 10/1/29 (a)	245	229
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 4/30/28 (a)	874	929
Hertz Corp.
4.63%, 12/1/26 (a)	950	690
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	675	588
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	988	869
10.00%, 6/1/32 (a)	300	307
Mavis Tire Express Services Topco Corp.
6.50%, 5/15/29 (a)	819	764
Medline Borrower LP
3.88%, 4/1/29 (a)	400	369

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	$700	$494
ModivCare, Inc.
5.88%, 11/15/25 (a)	250	254
Molina Healthcare, Inc.
3.88%, 5/15/32 (a)	289	251
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	474	476
Option Care Health, Inc.
4.38%, 10/31/29 (a)	380	349
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	1,085	992
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	309
Signal Parent, Inc.
6.13%, 4/1/29 (a)	695	480
Sotheby's
7.38%, 10/15/27 (a)	450	376
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)	280	283
TriNet Group, Inc.
3.50%, 3/1/29 (a)	415	370
Triton Water Holdings, Inc.
6.25%, 4/1/29 (a)	615	594
U.S. Acute Care Solutions LLC
9.75%, 5/15/29 (a)	260	256
Varex Imaging Corp.
7.88%, 10/15/27 (a)	550	560
VT Topco, Inc.
8.50%, 8/15/30 (a)	475	499
Wand NewCo 3, Inc.
7.63%, 1/30/32 (a)	328	339
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	725	709
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	910	791
		18,155
Energy (7.9%)
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28 (a)	200	198
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25%, 7/15/32 (a)	440	453
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	820	816
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	450	406
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31 (a)	325	308
EQM Midstream Partners LP
4.75%, 1/15/31 (a)	250	234
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	620	615
8.25%, 1/15/32 (a)	90	93
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	390	400
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	545	590
Matador Resources Co.
6.50%, 4/15/32 (a)	315	315
NextEra Energy Partners LP
0.00%, 11/15/25 (a)	1,260	1,143
Oceaneering International, Inc.
6.00%, 2/1/28	925	915
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28 (a)	470	486
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 1/15/28 (a)	350	335
6.00%, 12/31/30 (a)	500	466
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	700	689
Vital Energy, Inc.
7.88%, 4/15/32 (a)	705	717
		9,179
Finance (9.0%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27 (a)	200	207
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	205	202
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	713	664
Castlelake Aviation Finance DAC
5.00%, 4/15/27 (a)	480	465
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	395	375
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	900	829
GGAM Finance Ltd.
6.88%, 4/15/29 (a)	400	408
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	500	438
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	425	448
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 9/15/30 (a)	650	567
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	120	113
6.25%, 5/15/26	475	472

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Iron Mountain, Inc.
4.88%, 9/15/29 (a)	$300	$283
5.25%, 7/15/30 (a)	335	319
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	775	728
7.13%, 4/30/31 (a)	125	128
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 8/15/28 (a)	900	831
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	399	394
Macquarie Airfinance Holdings Ltd.
6.50%, 3/26/31 (a)	125	129
National Health Investors, Inc.
3.00%, 2/1/31	950	777
Panther Escrow Issuer LLC
7.13%, 6/1/31 (a)	345	349
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	250	241
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	238
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
3.88%, 3/1/31 (a)	360	314
StoneX Group, Inc.
7.88%, 3/1/31 (a)	550	568
		10,487
Industrials (18.6%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	560	571
ACProducts Holdings, Inc.
6.38%, 5/15/29 (a)	925	611
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)	662	698
Artera Services LLC
8.50%, 2/15/31 (a)	590	608
Ball Corp.
3.13%, 9/15/31	275	233
Bombardier, Inc.
6.00%, 2/15/28 (a)	450	445
7.00%, 6/1/32 (a)	155	157
7.25%, 7/1/31 (a)	185	190
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	300	297
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	464
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	1,070	989
Coherent Corp.
5.00%, 12/15/29 (a)	350	332
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	799	684
CryoPort, Inc.
0.75%, 12/1/26 (a)	680	574
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	960	900
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30 (a)	335	338
EnerSys
4.38%, 12/15/27 (a)	635	602
6.63%, 1/15/32 (a)	240	244
Enpro, Inc.
5.75%, 10/15/26	500	494
Enviri Corp.
5.75%, 7/31/27 (a)	1,027	977
EquipmentShare.com, Inc.
9.00%, 5/15/28 (a)	750	775
Esab Corp.
6.25%, 4/15/29 (a)	370	373
Genesee & Wyoming, Inc.
6.25%, 4/15/32 (a)	390	389
GFL Environmental, Inc.
4.75%, 6/15/29 (a)	300	283
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	980	876
Iris Holding, Inc.
10.00%, 12/15/28 (a)	300	256
Madison IAQ LLC
5.88%, 6/30/29 (a)	750	699
Manitowoc Co., Inc.
9.00%, 4/1/26 (a)	175	175
Masterbrand, Inc.
7.00%, 7/15/32 (a)	160	162
Moog, Inc.
4.25%, 12/15/27 (a)	500	474
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	350	321
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	450	425
OI European Group BV
4.75%, 2/15/30 (a)	250	229
Reworld Holding Corp.
4.88%, 12/1/29 (a)	485	443
5.00%, 9/1/30	175	159
Seaspan Corp.
5.50%, 8/1/29 (a)	650	581
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27 (a)	325	315
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	350	383
TriMas Corp.
4.13%, 4/15/29 (a)	630	578
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	615	611
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	450	413

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	$545	$520
Vontier Corp.
2.95%, 4/1/31	525	438
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	750	740
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	480	479
Wrangler Holdco Corp.
6.63%, 4/1/32 (a)	150	149
		21,654
Technology (4.9%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	860	793
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	450	418
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	765	743
Concentrix Corp.
6.60%, 8/2/28	375	380
Dye & Durham Ltd.
8.63%, 4/15/29 (a)	550	558
Insight Enterprises, Inc.
6.63%, 5/15/32 (a)	80	81
KBR, Inc.
4.75%, 9/30/28 (a)	555	519
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	675	185
ROBLOX Corp.
3.88%, 5/1/30 (a)	850	756
Rocket Software, Inc.
6.50%, 2/15/29 (a)	1,430	1,248
		5,681
Utilities (1.9%)
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	1,035	926
Pike Corp.
5.50%, 9/1/28 (a)	545	524
8.63%, 1/31/31 (a)	205	217
TransAlta Corp.
7.75%, 11/15/29	525	548
		2,215
		106,133
Senior Loan Interests (6.8%)
Communications (0.5%)
PUG LLC
2024 Extended Term Loan B
1 Month USD SOFR + 4.75%, 10.09%, 3/15/30 (b)	606	607
Consumer, Cyclical (2.2%)
BCPE Empire Holdings, Inc.
2024 Term Loan
1 Month USD SOFR + 4.00%, 9.34%, 12/11/28 (b)	409	410
Hanesbrands, Inc.
2021 Term Loan
1 Month USD SOFR + 2.00%, 7.44%, 11/19/26 (b)	612	606
Peloton Interactive, Inc.
Term Loan
3 Month USD SOFR + 7.00%, 11.35%, 5/23/29 (b)	460	461
Petco Health & Wellness Co., Inc.
2021 Term Loan B
3 Month USD SOFR + 3.25%, 8.85%, 3/3/28 (b)	625	579
PetSmart, Inc.
2021 Term Loan B
1 Month USD SOFR + 3.75%, 9.19%, 2/11/28 (b)	548	548
		2,604
Consumer, Non-Cyclical (1.0%)
AlixPartners LLP
2021 USD Term Loan B
1 Month USD SOFR + 2.50%, 7.96%, 2/4/28 (b)	190	191
Pluto Acquisition I, Inc.
2024 First Out Superpriority Term Loan
3 Month USD SOFR + 5.50%, 10.95%, 6/20/28 (b)	141	143
2024 Second Out Superpriority Term Loan
3 Month USD SOFR + 4.00%, 9.33%, 9/20/28 (b)	594	534
Triton Water Holdings, Inc.
Term Loan
3 Month USD SOFR + 3.25%, 8.85%, 3/31/28 (b)	338	338
		1,206
Energy (0.6%)
EPIC Y-Grade Services LP
2024 Term Loan B
3 Month USD SOFR + 5.75%, 11.06%, 6/29/29 (b)	650	651

Finance (1.0%)
NEXUS Buyer LLC
Term Loan B
1 Month USD SOFR + 3.75%, 9.19%, 11/9/26 (b)	398	398
Truist Insurance Holdings LLC
2nd Lien Term Loan
3 Month USD SOFR + 4.75%, 10.08%, 5/6/32 (b)	795	813
		1,211

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (1.1%)
Grinding Media, Inc.
2021 Term Loan B
3 Month USD SOFR + 4.00%, 9.56%, 10/12/28 (b)	$691	$688
Iris Holding, Inc.
Term Loan
6/28/28 (b)(g)	599	563
		1,251
Technology (0.4%)
Dye & Durham Corp.
2024 USD Term Loan B
3 Month USD SOFR + 4.25%, 9.68%, 4/11/31 (b)	425	427
		7,957
Total Fixed Income Securities (Cost $115,591)		114,090

	Shares
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies (f)(h)	592	—

Diversified REITs (0.0%)‡
American Gilsonite Co. (h)	500	2

Machinery (0.1%)
Iracore Investment Holdings, Inc., Class A (f)(h)	470	94
Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (h)	2,826	12
Total Common Stocks (Cost $151)		108
Investment Company (0.2%)
Eaton Vance High Yield ETF (i) (Cost $263)	5,000	263
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (j) (Cost $2,087)	2,086,700	2,087
Total Investments (100.1%) (Cost $118,092) (k)		116,548
Liabilities in Excess of Other Assets (–0.1%)		(138)
Net Assets (100.0%)		$116,410

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	When-issued security.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	At June 30, 2024, the Fund held fair valued securities valued at $94,000, representing 0.1% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(g)	Unsettled Position. The contract rate does not take effect until settlement date.
(h)	Non-income producing security.
(i)	The Fund invests in Eaton Vance High Yield ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance High Yield ETF. For the nine months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Eaton Vance High Yield ETF.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.
(k)	At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,932,000 and the aggregate gross unrealized depreciation is approximately $3,476,000, resulting in net unrealized depreciation of approximately $1,544,000.
DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	22.5%
Industrials	19.7
Consumer, Non-Cyclical	16.6
Communications	10.1
Finance	10.0
Energy	8.5
Other*	7.3
Technology	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (16.5%)
Domestic Banks (2.0%)
Bank of America NA,
5.75%, 11/19/24	$50,000	$50,018
6.00%, 9/23/24	75,000	75,052
Citibank NA
5.79%, 7/8/24	97,000	97,004
		222,074
International Banks (14.5%)
Banco Santander SA,
5.52%, 6/6/25	200,000	200,133
5.61%, 6/2/25	100,000	100,143
6.05%, 9/11/24	100,000	100,110
Credit Industriel ET Commercial SA
5.60%, 5/1/25	125,000	125,119
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	130,000	130,130
5.58%, 5/2/25
National Bank of Kuwait (New York)
5.73%, 9/20/24 - 10/1/24	250,000	250,007
Natixis SA,
5.63%, 6/2/25	73,000	73,125
6.02%, 10/2/24	25,000	25,023
Qatar National Bank,
5.72%, 4/10/25	110,000	105,257
5.74%, 6/12/25	50,000	47,409
5.83%, 5/30/25	75,000	71,246
6.20%, 9/23/24	65,000	64,122
Skandinaviska Enskilda Banken AB
6.01%, 8/9/24	102,000	102,048
Svenska Handelsbanken AB (New York)
5.89%, 7/24/24	100,000	100,026
Swedbank AB (New York)
6.01%, 8/9/24	75,000	75,033
Toronto-Dominion Bank,
5.80%, 7/15/24	27,000	27,002
6.00%, 9/20/24	25,000	25,017
		1,620,950
Total Certificates of Deposit (Cost $1,842,013)		1,843,024

Commercial Paper (a) (20.0%)
Asset-Backed Diversified Financial Services (1.6%)
Bay Square Funding LLC
6.05%, 9/18/24	50,000	49,384
Equitable Short Term Funding LLC
5.44%, 8/29/24	3,000	2,972
Paradelle Funding LLC
5.48%, 6/16/25 - 6/17/25	98,000	92,996
Starbird Funding Corp.
5.93%, 7/12/24 (b)	35,000	34,927
		180,279
Automobile (0.7%)
Volkswagen Group of America Finance LLC
5.68%, 1/17/25	77,000	74,556

Communications (0.8%)
Bell Canada
5.87%, 7/2/24	86,500	86,448

Consumer, Non-Cyclical (2.6%)
Home Depot, Inc.,
5.39%, 7/3/24	158,000	157,884
5.46%, 8/12/24	20,000	19,867
5.48%, 8/26/24	60,000	59,475
LVMH Moet Hennessy Louis Vuitton,
5.93%, 10/11/24	42,500	41,840
5.94%, 10/16/24	16,000	15,740
		294,806
Domestic Banks (4.8%)
HSBC USA, Inc.,
5.68%, 1/2/25	50,000	48,589
5.80%, 6/20/25	18,000	17,066
5.88%, 6/5/25	95,000	90,260
5.91%, 5/9/25 (b)	55,000	52,458
5.92%, 5/20/25	15,000	14,284
5.99%, 12/6/24 - 5/23/25	67,000	64,417
6.11%, 12/9/24 (b)	65,000	63,388
6.27%, 11/22/24	30,000	29,331
6.28%, 11/21/24	74,000	72,362
6.29%, 11/27/24	35,000	34,194
6.47%, 8/22/24	14,250	14,131
6.48%, 8/20/24 (b)	38,000	37,694
		538,174
Finance (1.6%)
Barclays Capital, Inc.,
5.98%, 11/5/24	50,000	49,025
6.14%, 10/4/24	50,000	49,274
6.15%, 7/24/24	30,000	29,884
6.18%, 9/13/24	47,250	46,711
		174,894
Health Care Services (0.1%)
Catholic Health Initiatives
5.75%, 11/1/24	15,030	14,705

Insurance (0.2%)
Pricoa Short Term Funding LLC
5.94%, 7/17/24	23,000	22,935

International Banks (7.6%)
Bank of Montreal
5.60%, 5/1/25	25,000	23,896
Barclays Bank PLC,
5.51%, 5/14/25	85,000	81,091
5.98%, 7/9/24 (b)	10,000	9,984
DNB Bank ASA
5.90%, 7/16/24	25,000	24,934
Lloyds Bank PLC
5.94%, 10/11/24	19,000	18,703
Macquarie Bank Ltd.,
5.49%, 6/6/25	125,000	118,842
6.07%, 9/20/24	75,000	74,038
National Australia Bank Ltd.
5.94%, 9/12/24	75,000	74,153
Societe Generale SA,
5.71%, 12/2/24 (b)	268,750	262,542
6.38%, 7/1/24 (b)	80,000	79,964

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Ultra-Short Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Commercial Paper (cont'd)
International Banks (cont'd)
UBS AG London
6.13%, 7/31/24	$13,000	$12,936
Westpac Banking Corp.
5.93%, 9/6/24	70,000	69,281
		850,364
Total Commercial Paper (Cost $2,236,631)		2,237,161

Corporate Bonds (10.8%)
Automobile (1.5%)
BMW U.S. Capital LLC
3.90%, 4/9/25 (b)	500	494
General Motors Co.
4.00%, 4/1/25	4,780	4,718
General Motors Financial Co., Inc.,
2.75%, 6/20/25	55,336	53,803
3.80%, 4/7/25	26,287	25,895
4.30%, 7/13/25	1,967	1,941
4.35%, 4/9/25	22,156	21,923
Hyundai Capital America
5.74%, 9/17/24 (b)	20,630	20,417
Volkswagen Group of America Finance LLC,
2.85%, 9/26/24 (b)	22,848	22,685
3.35%, 5/13/25 (b)	16,799	16,479
3.95%, 6/6/25 (b)	4,750	4,677
		173,032
Computer Technology (0.7%)
HP, Inc.
2.20%, 6/17/25	29,215	28,256
Oracle Corp.,
2.50%, 4/1/25	23,128	22,599
2.95%, 5/15/25	27,524	26,903
		77,758
Consumer, Non-Cyclical (2.7%)
AbbVie, Inc.
3.60%, 5/14/25	305,042	300,171

Finance (2.2%)
American Express Co.
3.00%, 10/30/24	184,486	182,877
Fiserv, Inc.,
2.75%, 7/1/24	1,915	1,915
3.85%, 6/1/25	59,507	58,510
		243,302
Insurance (0.0%)‡
Equitable Financial Life Global Funding
1.10%, 11/12/24 (b)	2,857	2,810

International Banks (3.7%)
Bank of Montreal,
4.25%, 9/14/24	107,269	106,882
1.85%, 5/1/25	22,000	21,345
Bank of Nova Scotia,
1.30%, 6/11/25	10,000	9,611
5.45%, 6/12/25	44,000	43,923
Canadian Imperial Bank of Commerce
5.14%, 4/28/25	31,336	31,244
Goldman Sachs Group, Inc.
3.75%, 5/22/25	15,300	15,055
Lloyds Banking Group PLC
4.45%, 5/8/25	15,545	15,390
Royal Bank of Canada, MTN,
1.15%, 6/10/25	20,000	19,209
5.66%, 10/25/24	37,641	37,633
Sumitomo Mitsui Financial Group, Inc.,
1.47%, 7/8/25	41,610	39,957
2.45%, 9/27/24	10,406	10,323
2.70%, 7/16/24	20,425	20,400
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/16/24 (b)	2,205	2,182
Swedbank AB
3.36%, 4/4/25 (b)	1,000	985
Toronto-Dominion Bank,
0.70%, 9/10/24	6,025	5,967
3.77%, 6/6/25	26,318	25,899
UBS AG
2.95%, 4/9/25	10,823	10,609
		416,614
Total Corporate Bonds (Cost $1,213,666)		1,213,687

Floating Rate Notes (c) (30.5%)
Asset-Backed Diversified Financial Services (5.2%)
Chariot Funding LLC,
SOFR + 0.30%, 5.64%, 12/20/24 (b)	50,000	50,004
SOFR + 0.32%, 5.66%, 3/14/25 - 3/17/25 (b)	490,000	490,036
Collateralized Commercial Paper FLEX Co. LLC,
SOFR + 0.35%, 5.69%, 12/23/24 (a)(b)	37,000	37,007
		577,047
Automobile (5.5%)
American Honda Finance Corp.,
MTN
SOFR + 0.45%, 5.80%, 6/13/25	200,000	200,091
SOFR + 0.45%, 5.85%, 4/29/25	280,000	280,158
SOFR + 0.70%, 6.08%, 11/22/24	73,620	73,767
BMW U.S. Capital LLC,
SOFR + 0.38%, 5.76%, 8/12/24 (b)	63,502	63,517
		617,533
Diversified Financial Services (1.6%)
Macquarie International Bank Ltd.,
SOFR + 0.28%, 5.62%, 12/13/24	100,000	100,043
Mizuho Markets Cayman LP,
MTN
SOFR + 0.55%, 5.89%, 9/23/24	75,000	75,079
		175,122
Domestic Banks (4.5%)
Bank of America NA,
5.72%, 7/3/25	150,000	150,024
Citibank NA,
SOFR + 0.60%, 5.94%, 10/29/24	90,000	90,127

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Ultra-Short Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Floating Rate Notes (c) (cont’d)
Domestic Banks (cont’d)
Wells Fargo Bank NA,
SOFR + 0.60%, 5.94%, 11/1/24	$150,000	$150,226
SOFR + 0.65%, 5.99%, 7/3/24	114,500	114,509
		504,886
Finance (1.4%)
Citigroup, Inc.,
SOFR + 0.69%, 6.09%, 10/30/24	162,393	162,549

International Banks (12.3%)
Bank of Montreal,
MTN
SOFR + 0.32%, 5.73%, 7/9/24	5,370	5,370
Bank of Nova Scotia,
SOFR + 0.38%, 5.77%, 7/31/24	13,262	13,263
Deutsche Bank AG NY,
SOFR + 0.57%, 5.92%, 9/16/24	250,000	250,239
Goldman Sachs Group, Inc.,
SOFR + 0.51%, 5.86%, 9/10/24	131,020	131,022
SOFR + 0.50%, 5.86%, 9/10/24	5,985	5,986
SOFR + 0.49%, 5.89%, 10/21/24	346,602	346,654
MTN
SOFR + 1.56%, 6.89%, 11/23/24	23,000	23,017
Macquarie Bank Ltd.,
SOFR + 0.52%, 5.86%, 8/2/24 (b)	85,000	85,036
SOFR + 0.53%, 5.87%, 7/25/24 (b)	175,000	175,059
Natixis SA,
SOFR + 0.50%, 5.84%, 7/1/24	250,000	250,009
NatWest Markets PLC,
SOFR + 0.53%, 5.91%, 8/12/24 (b)	3,500	3,501
Royal Bank of Canada,
SOFR + 0.34%, 5.75%, 10/7/24	6,000	6,002
Toronto-Dominion Bank,
MTN
SOFR + 0.35%, 5.71%, 9/10/24	8,984	8,987
UBS AG London,
SOFR + 0.32%, 5.67%, 12/18/24 (b)	75,000	75,019
		1,379,164
Total Floating Rate Notes (Cost $3,414,424)		3,416,301
Repurchase Agreements (21.6%)
Bank of America Securities, Inc., (5.82% (c), dated 10/27/23, due 10/28/24; proceeds $238,350; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (Demand 7/1/24) (d)	225,000	225,000
Barclays Bank PLC, (5.40%, dated 6/28/24, due 7/1/24; proceeds $250,113; fully collateralized by various Common Stocks; valued at $262,618) (d)	250,000	250,000
BMO Capital Markets Corp., (5.42%, dated 6/28/24, due 7/1/24; proceeds $10,005; fully collateralized by various Corporate Bonds, 1.35% - 6.95% due 12/2/24 - 1/15/38; valued at $10,501)	10,000	10,000
BNP Paribas SA, (5.53% (c), dated 6/29/22, due 7/5/24; proceeds $256,039; fully collateralized by various Corporate Bonds, 0.75% - 12.00% due 7/15/24 - 12/31/79; valued at $243,676) (Demand 7/1/24) (d)	230,000	230,000
Citigroup Global Markets, Inc., (5.97% (c), dated 11/14/22, due 10/1/24; proceeds $222,786; fully collateralized by various Corporate Bonds, 0.00% - 12.25% due 12/15/24 - 12/15/41; valued at $212,002) (Demand 7/1/24) (d)	200,000	200,000
ING Financial Markets LLC, (5.40%, dated 6/28/24, due 7/1/24; proceeds $15,007; fully collateralized by various Corporate Bonds, 1.93% - 7.00% due 12/15/25 - 5/12/61; valued at $15,750)	15,000	15,000
JP Morgan Securities LLC, (5.57% (c), dated 11/17/21, due 7/5/24; proceeds $80,408; fully collateralized by various Common Stocks and Preferred Stocks; valued at $73,818) (Demand 7/1/24) (d)	70,000	70,000
JP Morgan Securities LLC, (5.77% (c), dated 1/5/23, due 9/26/24; proceeds $319,283; fully collateralized by various Corporate Bonds, 3.60% - 12.25% due 7/15/24 - 1/15/55; valued at $308,780) (Demand 7/1/24) (d)	290,000	290,000
JP Morgan Securities LLC, (5.72% (c), dated 6/17/24, due 12/16/24; proceeds $102,892; fully collateralized by various Corporate Bonds, 3.63% - 12.88% due 3/15/25 - 3/1/34; valued at $106,236) (Demand 7/1/24) (d)	100,000	100,000
Mizuho Securities USA LLC, (5.65%, dated 6/12/24, due 9/12/24; proceeds $126,805; fully collateralized by various Corporate Bonds, 1.65% - 11.00% due 4/7/25 - 12/31/79; valued at $131,749) (d)	125,000	125,000
MUFG Securities Americas, Inc., (5.39%, dated 6/26/24, due 7/2/24; proceeds $300,270; fully collateralized by various Common Stocks; valued at $315,283) (d)	300,000	300,000
MUFG Securities Americas, Inc., (5.38%, dated 6/26/24, due 7/2/24; proceeds $150,135; fully collateralized by various Corporate Bonds, 2.20% - 7.95% due 12/15/24 - 9/1/54; valued at $157,642) (d)	150,000	150,000
Pershing LLC, (5.64%, dated 6/28/24, due 7/1/24; proceeds $25,012; fully collateralized by various Corporate Bonds, 1.60% - 9.69% due 8/26/24 - 12/31/79; valued at $26,419) (d)	25,000	25,000

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Portfolio of Investments (cont’d)

Ultra-Short Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Societe Generale SA, (5.47%, dated 6/28/24, due 7/1/24; proceeds $204,093; fully collateralized by various Corporate Bonds, 0.00% - 13.38% due 10/1/24 - 12/31/79 and U.S. Government obligations, 2.00% - 3.88% due 1/15/26 - 4/15/29; valued at $215,569) (d)	$204,000	$204,000
TD Securities USA LLC, (5.39%, dated 6/28/24, due 7/1/24; proceeds $230,103; fully collateralized by various Corporate Bonds, 1.38% - 6.75% due 6/30/25 - 4/18/54; valued at $241,500)	230,000	230,000
Total Repurchase Agreements (Cost $2,424,000)		2,424,000
Total Investments (99.4%) (Cost $11,130,734) (e)		11,134,173
Other Assets in Excess of Liabilities (0.6%)		64,592
Net Assets (100.0%)		$11,198,765

‡	Amount is less than 0.05%.
(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2024.
(e)	At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,111,000 and the aggregate gross unrealized depreciation is approximately $672,000, resulting in net unrealized appreciation of approximately $3,439,000.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	30.7%
Repurchase Agreements	21.8
Commercial Paper	20.1
Certificates of Deposit	16.5
Corporate Bonds	10.9
Total Investments	100.0%

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited(“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter(“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Corporate Bond
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$2,410	$—	$2,410
Corporate Bonds	—	109,013	—	109,013
Sovereign	—	288	—	288
Total Fixed Income Securities	—	111,711	—	111,711
Investment Companies	1,635	—	—	1,635
Short-Term Investments
Investment Company	1,179	—	—	1,179
U.S. Treasury Security	—	1,857	—	1,857
Total Short-Term Investments	1,179	1,857	—	3,036
Futures Contracts	378	—	—	378
Total Assets	$3,192	$113,568	$—	$116,760
Liabilities:
Futures Contracts	(295)	—	—	(295)
Total	$2,897	$113,568	$—	$116,465

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks
Automobiles	$1,973	$—	$—	$1,973
Biotechnology	23,731	—	—	23,731
Broadline Retail	61,215	—	—	61,215
Consumer Staples Distribution & Retail	21,081	—	—	21,081
Entertainment	44,711	—	—	44,711
Financial Services	47,782	31,116	—	78,898
Ground Transportation	16,614	—	—	16,614
Health Care Equipment & Supplies	7,040	—	—	7,040
Health Care Providers & Services	29,300	—	—	29,300
Health Care Technology	15,454	—	—	15,454
Hotels, Restaurants & Leisure	62,638	—	—	62,638
Information Technology Services	98,510	—	—	98,510
Leisure Products	8,284	—	—	8,284
Life Sciences Tools & Services	7,935	—	—	7,935
Machinery	3,275	—	—	3,275
Media	67,490	—	—	67,490
Pharmaceuticals	40,581	—	—	40,581
Software	147,695	8,439	—	156,134
Specialty Retail	51,455	—	—	51,455
Textiles, Apparel & Luxury Goods	21,661	—	—	21,661
Total Common Stocks	778,425	39,555	—	817,980
Preferred Stock
Software	—	—	24,271	24,271
Investment Company	21,730	—	—	21,730
Call Options Purchased	—	913	—	913
Short-Term Investments
Investment Company	18,179	—	—	18,179
Repurchase Agreements	—	108	—	108
Total Short-Term Investments	18,179	108	—	18,287
Total Assets	$818,334	$40,576	$24,271	$883,181

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)
Beginning Balance	$31,817
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(7,546)
Realized gains (losses)	—
Ending Balance	$24,271
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$(7,546)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$24,271	Market Transaction Method	Precedent Transaction	$65.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.0x	Increase
			Discount for Lack of Marketability	11.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Dynamic Value
Assets:
Common Stocks	$85,683	(1)	$—	$—	$85,683
Short-Term Investment
Investment Company	45,437		—	—	45,437
Total Assets	$131,120		$—	$—	$131,120
Liabilities:
Total Return Swap Agreement	—		(1,988)	—	(1,988)
Total	$131,120		$(1,988)	$—	$129,132

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$22,384	$—		$22,384
Asset-Backed Securities	—	2,972	—		2,972
Commercial Mortgage-Backed Securities	—	4,289	—		4,289
Corporate Bonds	—	49,889	—		49,889
Mortgages - Other	—	5,640	—		5,640
Municipal Bond	—	249	—		249
Sovereign	—	121,957	—		121,957
Supranational	—	4,099	—		4,099
U.S. Treasury Securities	—	42,372	—		42,372
Total Fixed Income Securities	—	253,851	—		253,851
Common Stocks
Aerospace & Defense	2,513	1,629	—		4,142
Air Freight & Logistics	571	323	—		894
Automobile Components	110	151	—		261
Automobiles	1,944	1,104	—		3,048
Banks	6,435	16,853	—		23,288
Beverages	1,886	1,033	—		2,919
Biotechnology	2,743	668	—		3,411
Broadline Retail	5,741	532	—		6,273
Building Products	811	503	—		1,314
Capital Markets	4,201	2,005	—		6,206
Chemicals	2,065	1,777	—		3,842
Commercial Services & Supplies	1,079	174	—		1,253
Communications Equipment	1,085	173	—		1,258
Construction & Engineering	334	466	—		800
Construction Materials	344	341	—		685
Consumer Finance	720	—	—		720
Consumer Staples Distribution & Retail	2,977	596	—		3,573
Containers & Packaging	335	85	—		420
Distributors	122	21	—		143
Diversified Consumer Services	—	36	—		36
Diversified REITs	35	302	—		337
Diversified Telecommunication Services	958	1,099	—		2,057
Electric Utilities	2,120	1,234	—		3,354
Electrical Equipment	1,031	1,387	—		2,418
Electronic Equipment, Instruments & Components	800	172	—		972
Energy Equipment & Services	378	34	—	†	412	†
Entertainment	1,893	156	—		2,049
Financial Services	4,827	707	—		5,534
Food Products	980	1,909	—		2,889
Gas Utilities	83	116	—		199
Ground Transportation	2,056	44	—		2,100
Health Care Equipment & Supplies	3,187	1,121	—		4,308
Health Care Providers & Services	3,266	180	—		3,446
Health Care REITs	273	—	—		273
Health Care Technology	81	25	—		106
Hotel & Resort REITs	37	—	—		37
Hotels, Restaurants & Leisure	2,789	1,064	—		3,853
Household Durables	435	124	—		559
Household Products	1,609	358	—		1,967
Independent Power & Renewable Electricity Producers	160	143	—		303

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont’d)
Industrial Conglomerates	$565	$887		$—		$1,452
Industrial REITs	297	122		—		419
Information Technology Services	2,225	162		—		2,387
Insurance	3,593	3,284		—		6,877
Interactive Media & Services	9,147	165		—		9,312
Investment Company	—	—		—	†	—	†
Leisure Products	11	—		—		11
Life Sciences Tools & Services	1,774	338		—		2,112
Machinery	2,244	1,546		—		3,790
Marine Transportation	—	140		—		140
Media	827	262		—		1,089
Metals & Mining	1,380	2,178		—	†	3,558	†
Mortgage Real Estate Investment	28	—		—		28
Multi-Utilities	803	669		—		1,472
Office REITs	79	41		—		120
Oil, Gas & Consumable Fuels	6,480	3,010		—		9,490
Paper & Forest Products	21	225		—		246
Passenger Airlines	45	67		—		112
Personal Care Products	171	1,344		—		1,515
Pharmaceuticals	5,181	6,571		—		11,752
Professional Services	1,096	1,064		—		2,160
Real Estate Management & Development	218	452		—		670
Residential REITs	509	—		—		509
Retail REITs	353	225		—		578
Semiconductors & Semiconductor Equipment	16,846	2,463		—		19,309
Software	15,699	1,375		—		17,074
Specialized REITs	1,280	—		—		1,280
Specialty Retail	2,575	384		—		2,959
Tech Hardware, Storage & Peripherals	9,645	70		—		9,715
Textiles, Apparel & Luxury Goods	466	2,211		—		2,677
Tobacco	682	385		—		1,067
Trading Companies & Distributors	630	366		—		996
Transportation Infrastructure	—	255		—		255
Water Utilities	100	78		—		178
Wireless Telecommunication Services	337	121		—		458
Total Common Stocks	148,321	69,105		—	†	217,426	†
Rights	—	—@	†	—		—@	†
Warrants	—	—	†	—		—	†
Short-Term Investments
Investment Company	83,780	—		—		83,780
U.S. Treasury Securities	—	15,899		—		15,899
Total Short-Term Investments	83,780	15,899		—		99,679
Foreign Currency Forward Exchange Contracts	—	685		—		685
Futures Contracts	777	—		—		777
Centrally Cleared Interest Rate Swap Agreement	—	148		—		148
Total Return Swap Agreements	—	4,030		—		4,030
Total Assets	$232,878	$343,718	†	$—	†	$576,596	†

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,060)	$—		$(1,060)
Futures Contracts	(306)	—	—		(306)
Centrally Cleared Interest Rate Swap Agreements	—	(122)	—		(122)
Total Return Swap Agreements	—	(1,505)	—		(1,505)
Total Liabilities	(306)	(2,687)	—		(2,993)
Total	$232,572	$341,031 †	$—	†	$573,603 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$—

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$106,133	$—	†	$106,133	†
Senior Loan Interests	—	7,957	—		7,957
Total Fixed Income Securities	—	114,090	—		114,090
Common Stocks
Automobile Components	—	—	—	†	—	†
Diversified REITs	—	2	—		2
Machinery	—	—	94		94
Semiconductors & Semiconductor Equipment	—	12	—		12
Total Common Stocks	—	14	94	†	108	†
Investment Company	263	—	—		263
Short-Term Investment
Investment Company	2,087	—	—		2,087
Total Assets	$2,350	$114,104	$94	†	$116,548	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Fixed Income (000)		Common Stock (000)
Beginning Balance	$—		$72
Purchases	—		—
Sales	—		—
Transfers in	—	†	—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		22
Realized gains (losses)	—		—
Ending Balance	$—	†	$94
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$—		$22

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

High Yield	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$94	Market Comparable Companies	Enterprise Value/EBITDA	2.75x	Increase
			Enterprise Value/Revenue	0.32x	Increase
			Discount for Lack of Marketability	30.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Ultra-Short Income
Assets:
Certificates of Deposit	$—	$1,843,024	$—	$1,843,024
Commercial Paper	—	2,237,161	—	2,237,161
Corporate Bonds	—	1,213,687	—	1,213,687
Floating Rate Notes	—	3,416,301	—	3,416,301
Repurchase Agreements	—	2,424,000	—	2,424,000
Total Assets	$—	$11,134,173	$—	$11,134,173

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.